UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota	55415
(Address of principal executive offices)	(Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Report to Stockholders

THRIVENT | INVESTMENT MANAGEMENT

Semiannual Report
June 30, 2014

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Dear Shareholder:

Financial markets turned in a strong performance during the six-month reporting period ended June 30, 2014, with the stock market hitting a succession of new highs and the bond market posting solid gains on a broad front. Economic news was mixed, with the five-year old economic recovery stalling during the first quarter of the year but showing signs of rebounding during the second quarter.

Economic Review

After growing for 11 consecutive quarters, the U.S. economy reversed course in the first quarter of 2014, with gross domestic product (GDP) contracting at a 2.9% annual rate, according to the Bureau of Economic Analysis (BEA). Many analysts blamed unusually harsh winter weather across much of the U.S., as reflected in a slowdown in discretionary spending by consumers and lower levels of business investment. Consumption was depressed by a surprising downturn in health care expenditures that may have been skewed by the rollout of the Affordable Care Act.

The first-quarter slowdown marked the economy’s weakest performance since the first quarter of 2009 and only the second quarterly contraction since the 2007-2009 recession. However, various data suggested the economy was poised to resume growing in the second quarter. On the labor front, the economy generated more than 1.2 million new nonfarm jobs between February and June, marking the best five-month stretch since early 2006.1 With those gains, the country finally recovered all the jobs lost in the recession and saw the unemployment rate fall to 6.1%, its lowest level since September 2008. Meanwhile, The Conference Board’s Leading Economic Index for the U.S. rose 0.5% in May, its fifth consecutive monthly gain.

Economic conditions were generally favorable in Europe and China, which are important to the U.S. economy and its financial markets. GDP for the 18-country Euro Area grew for a fourth consecutive quarter during the first three months of 2014, expanding by 0.2% from the previous quarter and 0.9% from the year-earlier quarter.2 Meanwhile, China’s economy grew 7.4% in the first quarter from a year earlier. That was down slightly from the 7.7% growth rate it posted in the last quarter of 2013 but still outpaced most of the world’s other large economies by a wide margin.3

Market Review

Stock prices slumped early in 2014 as the harsh winter showed signs of slowing the economy. Investors also were unsettled by Russia’s invasion of the Ukraine’s Crimean region, which heightened geopolitical tensions, and by concerns that after returning more than 30% in calendar 2013,4 gains in the stock market were beginning to outpace gains in corporate profits. In response, some investors began to rotate out of growth stocks and into more defensive, valued-oriented shares. Value stocks in the Russell 3000® Index, which tracks the nation’s 3,000 largest public companies, outperformed growth stocks by an average of two percentage points during the six-month reporting period. Dividend-paying stocks also performed well, with the Dow Jones Utilities Index generating a total return of 18.7%. Investors appeared to be confident that corporate profits would be sufficient to cover dividend payouts, but not so confident that profits would be high enough to drive further broad gains in the stock market.

Improving economic data subsequently led the stock market to resume its advance, however, driving the S&P 500 Index of large-company stocks to a series of new highs between March and June. The index finished the reporting period with a total return of 7.1%.

Stocks outside the U.S. also turned in a solid performance as the improving employment picture in the U.S., combined with the Federal Reserve’s commitment to keeping short-term interest rates low, raised expectations for global economic performance. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, returned 4.8%. Emerging markets, which had slumped late last year amid concerns about China’s economic health, rebounded in the first half of this year. The MSCI Emerging Markets Index generated a total return of 6.3%.

The bond market performed better than expected. Heading into 2014, many analysts were anticipating that the upward trend in interest rates that had begun in the second half of 2013 would continue through the new year, depressing bond prices. They theorized that an accelerating economy and the Federal Reserve’s decision to gradually wind down its $85 billion-per-month bond-buying program would keep rates moving higher. Instead, rates began to soften in 2014 as economic growth slowed in the first quarter and the Fed reiterated its commitment to keeping short-term interest rates low for a “considerable time” after ending its bond-buying program. For the reporting period, the broad Barclays U.S. Aggregate Bond Index posted a total return of 3.9%. The Barclays High Yield Index, which tracks noninvestment-grade bonds, returned 5.5%, and the Barclays 20+ Treasury Index, which tracks long-term U.S. government debt, returned 13.2%.

Our Outlook

The first-quarter slowdown in U.S. economic growth was not as worrisome as it appeared at first blush. The downturn in consumer spending was attributed in large part to a surprising decline in health care spending, but it is difficult to reconcile that decline with the recent rollout of the Affordable Care Act, under which millions of Americans obtained health insurance. We would not be surprised if there turns out to be a wide margin of error in data on health care expenditures until the transition to the new health care law is completed. The downturn in GDP also does not square with the strong employment gains we saw during the final five months of the reporting period, or with The Conference Board’s Leading Economic Index for the U.S. rising in May for a fifth consecutive month.

Recently installed Fed Chair Janet Yellen said in May that she expects economic growth in 2014 to exceed the 2.6% pace notched in 2013, despite some renewed weakness in the housing market. Our models suggest the economy will expand at a 2% to 3% rate near-term, roughly in line with what we have averaged over the past few years and enough to keep corporate profits growing.

Offshore, we expect growth in Europe and the U.K. to improve to about a 2% rate over the next several months.

The outlook for Japan is less attractive. Despite aggressive new monetary and fiscal policies, Japan faces extreme demographic and government-debt headwinds. Economic data from China is suspect, but the numbers suggest that growth has stabilized at just above a 7% rate in that country.

Meanwhile, the bull market in stocks that began in March 2009 is now more than five years old. Since then, the S&P 500 has nearly tripled in value. While further gains are still possible, particularly if economic growth meets Yellen’s expectations, they will likely be hard won as few asset classes appear to be trading at bargain levels. At the end of the reporting period, the stocks in the S&P 500 Index were collectively trading at about 18 times their per-share earnings, which is not extreme but leans to the full side. We continue to prefer stocks of larger companies with global businesses over their smaller, domestically focused counterparts. We expect stocks of large European companies to outperform large U.S. stocks, with the higher dividend yields available on European shares acting as a small tailwind. The dividend yield on the Euro Stoxx 50 Index stood at 3.3% at the end of the reporting period versus 1.9% for the S&P 500.

With interest rates still at relatively low levels, the most likely direction for rates in the second half of the year remains up. We do not anticipate a dramatic move, but if rates do climb we could see modest losses in the Treasury sector. High-yield bonds could do slightly better, especially if corporate profits and the economy both continue to grow.

As we navigate through the coming months, remember that your Thrivent Financial representative can help you assess how market developments might impact your investment portfolio and ensure that it remains aligned with your investment goals and tolerance for risk.

As always, thank you for the trust you have placed in our entire team of Thrivent Financial investment professionals.

Sincerely,

Russell W. Swansen
President Thrivent Mutual Funds

[1]	Bureau of Labor Statistics
[2]	Eurostat
[3]	National Bureau of Statistics of China
[4]	Bloomberg: S&P 500 total return for calendar 2013 was 32.39%

Thrivent Growth and Income Plus Fund

David R. Spangler, CFA and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Fund seeks income plus long-term capital growth.

The Fund invests in equity securities and debt securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. Writing options is a highly specialized activity that can lead to losses and transaction costs.

Portfolio Composition (% of Portfolio)

Common Stock	66.1%
Long-Term Fixed Income	12.9%
Short-Term Investments	11.8%
Bank Loans	9.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	16.0%
Information Technology	12.2%
Consumer Discretionary	11.2%
Health Care	8.5%
Industrials	8.4%
Energy	7.5%
Consumer Staples	6.8%
Telecommunications Services	6.5%
Materials	4.3%
Collateralized Mortgage Obligations	3.1%

Top 10 Holdings
(% of Net Assets)

Apple, Inc.	1.3%
Exxon Mobil Corporation	1.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	0.8%
General Electric Company	0.8%
Wells Fargo & Company	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
iShares S&P U.S. Preferred Stock Index Fund	0.7%
Procter & Gamble Company	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Pfizer, Inc.	0.7%

These securities represent 8.4% of the total net assets of the Fund.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA, Paul J. Ocenasek, CFA and David R. Spangler, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans and mortgage-related and other asset-backed securities are subject to additional risks.

Portfolio Composition
(% of Portfolio)

Long-Term Fixed Income	39.7%
Common Stock	32.8%
Bank Loans	12.8%
Short-Term Investments	11.0%
Preferred Stock	3.7%
International	< 0.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	22.9%
Collateralized Mortgage Obligations	15.6%
Consumer Discretionary	8.3%
Telecommunications Services	7.8%
Information Technology	6.0%
Consumer Staples	5.6%
Energy	5.4%
Materials	4.3%
Mortgage-Backed Securities	4.0%
Health Care	3.7%

Top 10 Holdings
(% of Net Assets)

Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.2%
BlackRock Enhanced Equity Dividend Trust	0.8%
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	0.7%
Federal National Mortgage Association Conventional 15-yr. Pass Through	0.7%
Vanguard REIT ETF	0.6%
Two Harbors Investment Corporation	0.6%
Apple, Inc.	0.6%
Ares Capital Corporation	0.5%
Golub Capital BDC, Inc.	0.5%

These securities represent 7.9% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Natural Resources Fund

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Fund seeks long-term capital growth.

The Fund primarily invests in natural resource investments, which historically have been very volatile and are subject to risks that particularly affect the precious metals, oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors. Real estate investment trusts are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition
(% of Portfolio)

Common Stock	98.6%
Short-Term Investments	1.4%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Oil & Gas Exploration & Production	26.3%
Oil & Gas Equipment & Services	25.4%
Financials	19.5%
Integrated Oil & Gas	11.4%
Consumer Staples	9.9%
Materials	3.9%
Coal & Consumable Fuels	1.7%
Trading Companies & Distributors	0.5%

Top 10 Holdings
(% of Net Assets)

Schlumberger, Ltd.	8.6%
Oasis Petroleum, Inc.	5.5%
National Oilwell Varco, Inc.	4.8%
Chevron Corporation	4.5%
Weatherford International, Ltd.	4.5%
EOG Resources, Inc.	4.4%
Dril-Quip, Inc.	3.9%
EQT Corporation	3.9%
Ingredion, Inc.	3.7%
Cameron International Corporation	3.5%

These securities represent 47.3% of the total net assets of the Portfolio.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Shareholder Expense Example

(unaudited)

As a shareholder of the Fund, you incur, depending on the fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below the stated account minimum of $2,000 for non-qualified accounts and $1,000 for qualified accounts. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below the stated account minimum of $2,000 for non-qualified accounts and $1,000 for qualified accounts. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid during Period 1/1/2014 - 6/30/2014*	Annualized Expense Ratio
Thrivent Growth and Income Plus Fund
Actual
Class A	$1,000	$1,000	$5.70	1.15%
Institutional Class	$1,000	$1,000	$3.97	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.76	1.15%
Institutional Class	$1,000	$1,021	$4.01	0.80%
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,000	$4.88	0.98%
Institutional Class	$1,000	$1,000	$3.42	0.69%
Hypothetical**
Class A	$1,000	$1,020	$4.93	0.98%
Institutional Class	$1,000	$1,021	$3.46	0.69%
Thrivent Natural Resources Fund
Actual
Class A	$1,000	$1,000	$6.45	1.30%
Institutional Class	$1,000	$1,000	$4.76	0.96%
Hypothetical**
Class A	$1,000	$1,018	$6.51	1.30%
Institutional Class	$1,000	$1,020	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (9.5%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$39,799	3.500%, 5/22/2020	$38,422
	Arch Coal, Inc., Term Loan
91,072	6.250%, 5/16/2018	89,422
	Fortescue Metals Group, Ltd., Term Loan
91,080	3.750%, 6/30/2019	91,115
	Ineos Group Holdings, Ltd., Term Loan
91,077	3.750%, 5/4/2018	90,816
	NewPage Corporation, Term Loan
90,000	9.500%, 2/11/2021	90,112
	Tronox Pigments BV, Term Loan
84,786	0.000%, 3/19/2020[b,c]	84,913

	Total	484,800

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
91,075	3.750%, 10/9/2019	90,579
	Berry Plastics Group, Inc., Term Loan
45,539	3.500%, 2/8/2020	45,136
	Rexnord, LLC, Term Loan
91,310	4.000%, 8/21/2020	91,173
	Silver II Borrower, Term Loan
88,547	4.000%, 12/13/2019	88,262

	Total	315,150

Communications Services (3.2%)
	Cengage Learning Aquisitions, Term Loan
59,850	7.000%, 3/31/2020	60,486
	Charter Communications Operating, LLC, Term Loan
45,540	3.000%, 1/3/2021	44,819
	Cincinnati Bell, Inc., Term Loan
91,310	4.000%, 9/10/2020	91,253
	Clear Channel Communications, Inc., Term Loan
92,000	6.900%, 1/30/2019	91,490
	Cumulus Media Holdings, Inc., Term Loan
43,534	4.250%, 12/23/2020	43,643
	Fairpoint Communications, Term Loan
91,077	7.500%, 2/14/2019	94,209
	Grande Communications Networks, LLC, Term Loan

91,080	4.500%, 5/29/2020	90,739
	Gray Television, Inc., Term Loan
40,000	0.000%, 6/13/2021[b,c]	40,156
	IMG Worldwide, Inc., Term Loan
60,000	5.250%, 5/6/2021	60,360
	Integra Telecom Holdings, Inc., Term Loan
91,078	5.250%, 2/22/2019	91,556
	Intelsat Jackson Holdings SA, Term Loan
44,444	3.750%, 6/30/2019	44,481
	Level 3 Communications, Inc., Term Loan
46,000	4.000%, 8/1/2019	46,038
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
80,000	0.000%, 12/11/2021[b,c]	80,066
	LTS Buyer, LLC, Term Loan
68,310	4.000%, 4/13/2020	68,078
	MCC Georgia, LLC, Term Loan
70,000	0.000%, 6/30/2021[b,c]	70,058
	McGraw-Hill Global Education, LLC, Term Loan
77,939	5.750%, 3/22/2019	79,205
	NEP/NCP Holdco, Inc., Term Loan
91,309	4.250%, 1/22/2020	91,286
	NTelos, Inc., Term Loan
91,073	5.750%, 11/9/2019	90,997
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
70,656	5.500%, 7/31/2018	70,568
	SBA Senior Finance II, LLC, Term Loan
60,000	3.250%, 3/24/2021	59,591
	TNS, Inc., Term Loan
64,633	5.000%, 2/14/2020	64,875
	Univision Communications, Inc., Term Loan
91,081	4.000%, 3/1/2020	90,957
	Virgin Media Investment Holdings, Ltd., Term Loan
69,000	3.500%, 6/7/2020	68,763
	Visant Corporation, Term Loan
57,500	5.250%, 12/22/2016	57,227
	WideOpenWest Finance, LLC, Term Loan
79,693	4.750%, 4/1/2019	79,880
	XO Communications, LLC, Term Loan
59,850	4.250%, 3/20/2021	60,159
	Yankee Cable Acquisition, LLC, Term Loan
90,499	4.500%, 3/1/2020	90,924
	Zayo Group, LLC, Term Loan
79,687	4.000%, 7/2/2019	79,746

	Total	2,001,610

Consumer Cyclical (1.6%)
	Bally Technologies, Inc., Term Loan
48,224	4.250%, 11/25/2020	48,405
	Burlington Coat Factory Warehouse Corporation, Term Loan
65,958	4.250%, 2/23/2017	66,315
	Ceridian Corporation, Term Loan
89,115	4.400%, 8/14/2015	89,212
	Chrysler Group, LLC, Term Loan
59,850	3.250%, 12/31/2018	59,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (9.5%)[a]	Value
Consumer Cyclical (1.6%) - continued
	Golden Nugget, Inc., Delayed Draw
$10,746	5.500%, 11/21/2019	$10,947
	Golden Nugget, Inc., Term Loan
25,074	5.500%, 11/21/2019	25,544
	Hilton Worldwide Finance, LLC, Term Loan
63,290	3.500%, 10/26/2020	63,158
	J.C. Penney Corporation, Inc., Term Loan
91,080	6.000%, 5/22/2018	92,077
	Las Vegas Sands, LLC, Term Loan
19,900	3.250%, 12/19/2020	19,889
	Marina District Finance Company, Inc., Term Loan
59,700	6.750%, 8/15/2018	60,353
	MGM Resorts International, Term Loan
34,153	3.500%, 12/20/2019	34,036
	Michaels Stores, Inc. Term Loan
70,000	0.000%, 1/28/2020[b,c]	69,975
	Mohegan Tribal Gaming Authority, Term Loan
53,730	5.500%, 11/19/2019	54,559
	ROC Finance, LLC, Term Loan
91,310	5.000%, 6/20/2019	89,712
	Scientific Games International, Inc., Term Loan
91,540	4.250%, 10/18/2020	90,496
	Seminole Indian Tribe of Florida, Term Loan
58,871	0.000%, 4/29/2020[b,c]	58,748
	Toys R Us, Inc., Term Loan
91,033	5.250%, 5/25/2018	73,585

	Total	1,006,649

Consumer Non-Cyclical (1.2%)
	Albertsons, Inc., Term Loan
141,062	4.750%, 3/21/2019	141,678
	Biomet, Inc., Term Loan
93,467	3.661%, 7/25/2017	93,539
	Catalina Marketing Corporation, Term Loan
60,000	4.500%, 4/9/2021	59,975
	CHS/Community Health Systems, Inc., Term Loan
12,487	3.478%, 1/25/2017	12,513
33,283	4.250%, 1/27/2021	33,461
	Del Monte Corporation, Term Loan
45,885	3.500%, 3/9/2020	45,469
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,501
	Libbey Glass, Inc., Term Loan
30,000	3.750%, 4/9/2021	29,963
	Ortho-Clinical Diagnostics, Inc., Term Loan
100,000	4.750%, 6/30/2021[b,c]	100,763
	Roundy’s Supermarkets, Inc., Term Loan
71,162	5.750%, 3/3/2021	71,263
	Supervalu, Inc., Term Loan
130,517	4.500%, 3/21/2019[b,c]	130,338

	Total	779,463

Energy (0.5%)
	Energy Solutions, LLC, Term Loan
90,000	6.750%, 5/29/2020	90,900
	Exgen Renewables I, LLC, Term Loan
39,666	5.250%, 2/6/2021	40,212
	McJunkin Red Man Corporation, Term Loan
44,663	5.000%, 11/8/2019	44,886
	Offshore Group Investment, Ltd., Term Loan
59,848	0.000%, 3/28/2019[b,c]	59,449
	Pacific Drilling SA, Term Loan
68,310	4.500%, 6/3/2018	68,502

	Total	303,949

Financials (0.5%)
	Delos Finance Sarl, Term Loan
60,000	3.500%, 3/6/2021	59,925
	DJO Finance, LLC, Term Loan
45,539	4.250%, 9/15/2017	45,682
	Harland Clarke Holdings Corporation, Term Loan
89,700	7.000%, 5/22/2018	91,102
	TransUnion, LLC, Term Loan
59,850	4.000%, 4/9/2021	59,828
	WaveDivision Holdings, LLC, Term Loan
56,922	4.000%, 10/12/2019	56,868

	Total	313,405

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
100,000	3.750%, 5/6/2021	100,277
	BMC Software, Inc., Term Loan
91,540	5.000%, 9/10/2020	91,330
	First Data Corporation Extended, Term Loan
92,000	4.154%, 3/23/2018	92,115
	Freescale Semiconductor, Inc., Term Loan
91,081	4.250%, 2/28/2020	91,006
	Infor US, Inc., Term Loan
45,653	3.750%, 6/3/2020	45,276

	Total	420,004

Transportation (0.3%)
	American Airlines, Inc., Term Loan
91,080	3.750%, 6/27/2019	91,168
	Delta Air Lines, Inc., Term Loan
79,794	0.000%, 4/20/2017[b,c]	79,738

	Total	170,906

Utilities (0.2%)
	Calpine Corporation, Term Loan
34,147	4.000%, 4/1/2018	34,243

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (9.5%)[a]	Value
Utilities (0.2%) - continued
$29,850	4.000%, 10/31/2020	$29,920
	Intergen NV, Term Loan
91,080	5.500%, 6/15/2020	91,688

	Total	155,851

	Total Bank Loans
	(cost $5,948,460)	5,951,787

Shares	Common Stock (68.6%)	Value
Consumer Discretionary (8.9%)
2,700	Abercrombie & Fitch Company	116,775
1,500	Bayerische Motoren Werke AG	189,945
4,700	Best Buy Company, Inc.	145,747
17,700	Carphone Warehouse Group plc	97,677
1,300	Coinstar, Inc.[d]	77,155
7,345	Comcast Corporation	394,280
1,300	Deckers Outdoor Corporation[d]	112,229
4,350	E.W. Scripps Company[d]	92,046
14,200	EDION Corporation	98,576
17,700	Ford Motor Company	305,148
1,300	G-III Apparel Group, Ltd.[d]	106,158
2,400	Hennes & Mauritz AB	104,784
26,900	Home Retail Group plc	81,280
8,400	Honda Motor Company, Ltd.	293,116
2,400	Iconix Brand Group, Inc.[d]	103,056
47,300	ITV plc	144,144
5,600	JB Hi-Fi, Ltd.	96,828
2,650	Kohl’s Corporation	139,602
90,000	Li & Fung, Ltd.	133,308
4,600	Live Nation Entertainment, Inc.[d]	113,574
6,100	Lowe’s Companies, Inc.	292,739
37,000	Luk Fook Holdings International, Ltd.	108,499
2,000	Madison Square Garden Company[d]	124,900
8,450	Nautilus, Inc.[d]	93,710
10,500	Panasonic Corporation	127,282
1,500	Pandora AS	115,116
1,800	Renault SA	162,710
800	RTL Group SA	88,796
9,700	Sekisui House, Ltd.	133,108
53,600	Seven West Media, Ltd.	94,923
8,200	SHOWA Corporation	99,901
31,000	SJM Holdings, Ltd.	77,659
17,400	Sky Network Television, Ltd.	104,644
4,400	Societe Television Francaise 1	72,050
9,100	Sumitomo Forestry Company, Ltd.	111,108
4,700	Suzuki Motor Corporation	147,446
1,400	Tempur-Pedic International, Inc.[d]	83,580
4,010	Thomson Reuters Corporation	145,804
31,690	Trinity Mirror plc[d]	82,436
1,350	Viacom, Inc.	117,085
900	Volkswagen AG	235,725

	Total	5,564,649

Consumer Staples (4.7%)
7,900	Altria Group, Inc.	331,326
5,100	Asahi Group Holdings, Ltd.	160,155
7,349	Coca-Cola Company	311,303
3,300	Coca-Cola Enterprises, Inc.	157,674
4,350	CVS Caremark Corporation	327,859
3,100	ICA Gruppen AB	105,622
6,400	Imperial Tobacco Group plc	287,922
1,800	Interparfums SA	66,154
1,800	Interparfums SA Rights[d,e,f]	13,231
1,400	Kerry Group plc	104,612
1,300	Nestle SA	100,733
3,900	Pilgrim’s Pride Corporation[d]	106,704
5,710	Procter & Gamble Company	448,749
1,026	Wal-Mart Stores, Inc.	77,022
2,342	Wesfarmers, Ltd.	92,419
3,650	WhiteWave Foods Company[d]	118,150
37,000	Wilmar International, Ltd.	94,715

	Total	2,904,350

Energy (6.3%)
3,000	Apache Corporation	301,860
16,405	Bankers Petroleum, Ltd.[d]	104,852
48,119	BP plc	423,730
3,700	CAT Oil AG	94,834
11,600	Eni SPA	317,256
2,950	Ensco plc	163,931
6,200	ERG SPA	95,678
2,500	Exterran Holdings, Inc.	112,475
6,981	Exxon Mobil Corporation	702,847
6,050	Marathon Oil Corporation	241,516
6,050	Pioneer Energy Services Corporation[d]	106,117
82	Royal Dutch Shell plc, Class A	3,388
7,700	Royal Dutch Shell plc, Class B	334,641
4,350	RPC, Inc.	102,182
9,400	Showa Shell Sekiyu KK	106,850
1,550	SM Energy Company	130,355
3,800	Southwestern Energy Company[d]	172,862
3,900	Total SA	282,164
1,850	Whiting Petroleum Corporation[d]	148,463

	Total	3,946,001

Financials (13.6%)
8,747	Aberdeen Asia-Pacific Income Fund, Inc.	54,931
2,376	Aflac, Inc.	147,906
2,700	Australia & New Zealand Banking Group, Ltd.	84,900
30,000	Bank Leumi Le-Israel BMd	116,927
1,527	Bank of Nova Scotia	101,805
8,000	Citigroup, Inc.	376,800
2,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	36,060
2,984	Coresite Realty Corporation	98,681
1,200	Daito Trust Construction Company, Ltd.	141,107
20,000	Daiwa Securities Group, Inc.	173,286
4,100	Discover Financial Services	254,118
1,150	Erie Indemnity Company	86,549
8,150	F.N.B. Corporation	104,483
8,750	Fifth Third Bancorp	186,812
5,850	First Financial Bancorp	100,678
12,300	First Niagara Financial Group, Inc.	107,502
600	First Trust High Income Long/Short Fund	10,890
2,550	Hancock Holding Company	90,066
9,300	Hang Seng Bank, Ltd.	151,864
2,750	Horace Mann Educators Corporation	85,992
33,605	HSBC Holdings plc	340,924

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (68.6%)	Value
Financials (13.6%) - continued
13,250	Huntington Bancshares, Inc.	$126,405
3,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	44,240
4,525	iShares J.P. Morgan USD Emerging Markets Bond ETF	521,597
2,750	iShares MSCI Emerging Markets Minimum Volatility ETF	165,303
11,514	iShares S&P U.S. Preferred Stock Index Fund	459,524
55,500	Israel Discount Bank, Ltd.[d]	93,959
11,300	KeyCorp	161,929
2,500	Lazard, Ltd.	128,900
7,650	Maiden Holdings, Ltd.	92,489
7,700	Mediolanum SPA	59,297
10,029	MFS Intermediate Income Trust	52,953
8,900	National Australia Bank, Ltd.	275,088
6,122	Nuveen Quality Preferred Income Fund II	55,282
17,948	PowerShares Preferred Portfolio	262,579
3,350	Prudential Financial, Inc.	297,379
7,100	Radian Group, Inc.	105,151
7,750	Regions Financial Corporation	82,305
5,012	Royal Bank of Canada	358,292
7,000	Sumitomo Mitsui Financial Group, Inc.	293,698
1,000	Swiss Re AG	88,917
6,767	Templeton Global Income Fund	55,895
6,791	Toronto-Dominion Bank	349,590
6,853	U.S. Bancorp	296,872
3,500	Vanguard MSCI Emerging Markets ETF	150,955
870	Vanguard Short-Term Corporate Bond ETF	69,922
2,550	W.R. Berkley Corporation	118,090
9,785	Wells Fargo & Company	514,300
3,071	Western Asset Emerging Markets Debt Fund, Inc.	56,445
5,878	Western Asset High Income Opportunity Fund, Inc.	35,856
900	Zurich Insurance Group AGd	271,068

	Total	8,496,561

Health Care (8.5%)
5,600	AbbVie, Inc.	316,064
1,400	Actelion, Ltd.	177,198
11,350	Affymetrix, Inc.[d]	101,128
1,431	Albany Molecular Research, Inc.[d]	28,792
1,969	AmerisourceBergen Corporation	143,068
1,000	Bayer AG	141,073
800	Biogen Idec, Inc.[d]	252,248
1,066	Boiron SA	92,704
14,000	Boston Scientific Corporation[d]	178,780
4,900	Bruker Corporation[d]	118,923
3,750	Capital Senior Living Corporation[d]	89,400
4,000	CSL, Ltd.	251,092
2,123	Eli Lilly and Company	131,987
18,800	Fisher & Paykel Healthcare Corporation, Ltd.	78,187
13,990	GlaxoSmithKline plc	372,485
3,950	Globus Medical, Inc.[d]	94,484
3,050	HCA Holdings, Inc.[d]	171,959
4,800	Healthways, Inc.[d]	84,192
2,500	ICON plc[d]	117,775

3,598	Johnson & Johnson	376,423
1,100	Lonza Group AG	119,623
700	McKesson Corporation	130,347
3,600	Medicines Company[d]	104,616
5,300	Merck & Company, Inc.	306,605
14,660	Pfizer, Inc.	435,109
3,500	PharMerica Corporation[d]	100,065
1,950	Quintiles Transnational Holdings, Inc.[d]	103,915
4,800	Recordati SPA	80,668
600	Roche Holding AG	178,774
500	Roche Holding AG	146,059
2,300	WellPoint, Inc.	247,503

	Total	5,271,246

Industrials (8.4%)
2,380	3M Company	340,911
3,700	AAR Corporation	101,972
3,900	Abertis Infraestructuras SA	89,725
2,400	Altra Industrial Motion Corporation	87,336
3,000	Caterpillar, Inc.	326,010
3,400	easyJet plc	79,399
5,881	Exelis, Inc.	99,859
19,600	General Electric Company	515,088
200	Georg Fischer AGd	143,147
23,000	Hanwa Company, Ltd.	99,621
15,000	Hutchison Whampoa, Ltd.	205,148
14,500	ITOCHU Corporation	186,148
3,350	KAR Auction Services, Inc.	106,765
10,000	Kinden Corporation	97,308
3,800	KONE Oyj	158,445
1,750	Lockheed Martin Corporation	281,278
7,000	Meritor, Inc.[d]	91,280
4,400	Nordex SEd	97,458
785	Northrop Grumman Corporation	93,910
2,100	Oshkosh Corporation	116,613
1,557	Osterreichische Post AG	77,338
2,400	Patrick Industries, Inc.[d]	111,816
4,350	Quad/Graphics, Inc.	97,310
2,248	Randstad Holding NV	121,862
2,390	Raytheon Company	220,478
8,650	Republic Airways Holdings, Inc.[d]	93,766
2,200	Safran SA	144,022
2,700	Siemens AG	356,492
7,200	Southwest Airlines Company	193,392
1,546	Stantec, Inc.	95,740
27,000	Toda Corporation	104,994
8,000	TOTO, Ltd.	107,888
1,950	Woodward, Inc.	97,851
4,600	WS Atkins plc	103,760

	Total	5,244,130

Information Technology (11.2%)
1,200	Accenture plc	97,008
2,600	Akamai Technologies, Inc.[d]	158,756
3,050	Ambarella, Inc.[d]	95,099
8,850	Apple, Inc.	822,431
4,750	AVG Technologies NVd	95,618
48,749	Blinkx plc[d]	52,848
4,200	Booz Allen Hamilton Holding Corporation	89,208
12,250	Brocade Communications Systems, Inc.	112,700
9,400	Calix, Inc.[d]	76,892

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (68.6%)	Value
Information Technology (11.2%) - continued
2,100	Cap Gemini SA	$149,864
4,094	CGI Group, Inc.[d]	145,106
2,150	Check Point Software Technologies, Ltd.[d]	144,115
15,411	Cisco Systems, Inc.	382,963
2,250	Computer Sciences Corporation	142,200
390	Constellation Software, Inc.	99,400
3,650	CoreLogic, Inc.[d]	110,814
11,450	Corning, Inc.	251,327
5,900	eBay, Inc.[d]	295,354
4,150	Electronic Arts, Inc.[d]	148,861
11,300	EMC Corporation	297,642
5,600	FUJIFILM Holdings NPV	156,299
2,700	GameStop Corporation	109,269
6,200	Genpact, Ltd.[d]	108,686
9,200	Hewlett-Packard Company	309,856
7,000	Hitachi Kokusai Electric, Inc.	96,994
6,100	Juniper Networks, Inc.[d]	149,694
400	Keyence Corporation	174,915
2,350	Lexmark International, Inc.	113,176
3,100	ManTech International Corporation	91,512
8,000	Marvell Technology Group, Ltd.	114,640
2,216	Melexis NV	98,252
7,648	ModusLink Global Solutions, Inc.[d]	28,604
4,200	NetApp, Inc.	153,384
2,350	NXP Semiconductors NVd	155,523
2,531	Open Text Corporation	121,444
3,751	Oracle Corporation	152,028
4,300	Pegasystems, Inc.	90,816
7,700	Polycom, Inc.[d]	96,481
4,750	Sanmina Corporation[d]	108,205
3,000	SAP AG ADR	231,164
2,300	Seiko Epson Corporation	97,852
6,250	Texas Instruments, Inc.	298,687
3,400	Trend Micro, Inc.	112,036
1,000	Wincor Nixdorf AG	56,951

	Total	6,994,674

Materials (2.3%)
173,500	Arrium, Ltd.	130,511
5,900	Dow Chemical Company	303,614
8,100	James Hardie Industries plc	105,672
69,000	Kobe Steel, Ltd.	103,773
6,000	Nippon Paint Company, Ltd.	127,040
6,000	Rio Tinto plc	323,964
26,000	Sumitomo Osaka Cement Company, Ltd.	98,892
21,000	Tosoh Corporation	101,853
2,200	Voestalpine AG	104,881

	Total	1,400,200

Telecommunications Services (2.3%)
2,802	AT&T, Inc.	99,079
60,200	Bezeq Israel Telecommunication Corporation, Ltd.	112,670
29,300	BT Group plc	192,531
3,500	Nippon Telegraph & Telephone Corporation	218,147
16,300	QSC AG	70,008
70,000	Singapore Telecommunications, Ltd.	216,349
3,003	Verizon Communications, Inc.	146,937
86,772	Vodafone Group plc	290,015
21,900	Vonage Holdings Corporation[d]	82,125

	Total	1,427,861

Utilities (2.4%)
79,100	A2A SPA	91,093
30,600	Electricidade de Portugal SA	153,539
3,375	Empire District Electric Company	86,670
2,800	Endesa SA	108,267
5,800	Fortum Oyj	155,741
4,700	Gas Natural SDG SA	148,488
10,100	GDF Suez	278,271
23,500	Iberdrola SA	179,764
2,788	Otter Tail Corporation	84,449
6,200	Suez Environnement Company SA	118,607
3,900	Verbund AG	75,538

	Total	1,480,427

	Total Common Stock (cost $40,081,480)	42,730,099

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Asset-Backed Securities (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
119,894	3.950%, 1/28/2034[g]	120,084
	Countrywide Asset-Backed Certificates
61,486	5.530%, 4/25/2047	59,198

	Total	179,282

Basic Materials (0.4%)
	Anglo American Capital plc
7,000	1.176%, 4/15/2016[e,h]	7,022
	Dow Chemical Company
8,000	8.550%, 5/15/2019	10,282
	First Quantum Minerals, Ltd.
25,000	7.000%, 2/15/2021[h]	25,719
	FMG Resources Pty. Ltd.
23,677	6.875%, 2/1/2018[h]	24,861
	Freeport-McMoRan Copper & Gold, Inc.
10,000	2.375%, 3/15/2018	10,149
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
23,677	8.875%, 2/1/2018	24,624
	Ineos Finance plc
28,000	7.500%, 5/1/2020[h]	30,485
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	9,024
	Mosaic Company
6,000	3.750%, 11/15/2021	6,240
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[h]	38,801
	Trinseo Materials Operating SCA
26,000	8.750%, 2/1/2019	28,015
	Vale Overseas, Ltd.
9,000	6.250%, 1/23/2017	10,071

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Basic Materials (0.4%) - continued
	Xstrata Finance Canada, Ltd.
$6,000	2.050%, 10/23/2015[h]	$6,068

	Total	231,361

Capital Goods (0.3%)
	BAE Systems plc
12,000	3.500%, 10/11/2016[h]	12,489
	Cemex Finance, LLC
23,677	9.375%, 10/12/2017[h]	27,850
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	24,180
	Harsco Corporation
9,000	2.700%, 10/15/2015	9,079
	Ingersoll-Rand Global Holding Company, Ltd.
12,000	6.875%, 8/15/2018	14,297
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	10,014
	Martin Marietta Materials, Inc.
12,000	1.331%, 6/30/2017[c,e,h]	11,993
	Nortek, Inc.
23,677	8.500%, 4/15/2021	26,163
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	26,222
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,015
	Textron, Inc.
12,000	4.625%, 9/21/2016	12,863
	United Rentals North America, Inc.
30,000	7.375%, 5/15/2020	33,150

	Total	217,315

Collateralized Mortgage Obligations (3.1%)
	Alternative Loan Trust
166,861	5.500%, 10/25/2035	149,298
	Banc of America Alternative Loan Trust
75,370	6.000%, 11/25/2035	64,013
	Citigroup Mortgage Loan Trust, Inc.
33,968	2.749%, 3/25/2037	25,459
	Countrywide Alternative Loan Trust
96,577	6.500%, 8/25/2036	70,839
	Credit Suisse First Boston Mortgage Securities Corporation
75,419	5.250%, 10/25/2035	75,079
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
83,113	5.500%, 11/25/2035	77,480
	HomeBanc Mortgage Trust
53,226	2.240%, 4/25/2037	39,620
	J.P. Morgan Alternative Loan Trust
108,107	6.500%, 3/25/2036	94,798
	J.P. Morgan Mortgage Trust
95,033	2.243%, 6/25/2035	95,779
117,789	2.680%, 6/25/2035	120,175
85,290	2.847%, 8/25/2035	85,672
104,117	2.626%, 1/25/2037	93,060
	MortgageIT Trust
86,884	0.412%, 12/25/2035[e]	81,292
	New York Mortgage Trust
99,153	2.696%, 5/25/2036	90,249
	Residential Accredit Loans, Inc.
91,832	5.750%, 9/25/2035	83,220
	RFMSI Trust
114,893	6.000%, 7/25/2037	105,238
	Structured Adjustable Rate Mortgage Loan Trust
103,980	2.672%, 9/25/2035	89,356
	Structured Asset Mortgage Investments, Inc.
145,927	0.462%, 12/25/2035[e]	115,447
	Vericrest Opportunity Loan Transferee
142,524	3.625%, 3/25/2054[g]	143,348
	Wells Fargo Mortgage Backed Securities Trust
91,381	2.613%, 3/25/2036	91,509
74,861	2.609%, 7/25/2036	70,768
80,313	6.000%, 7/25/2037	80,051

	Total	1,941,750

Communications Services (1.0%)
	AMC Networks, Inc.
23,677	7.750%, 7/15/2021	26,489
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,994
	American Tower Corporation
13,000	7.000%, 10/15/2017	15,129
	British Telecommunications plc
9,000	1.250%, 2/14/2017	9,008
	CBS Corporation
12,000	8.875%, 5/15/2019	15,557
	CC Holdings GS V, LLC
18,000	2.381%, 12/15/2017	18,330
	CCO Holdings, LLC
23,677	7.000%, 1/15/2019	24,979
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	32,550
	Cox Communications, Inc.
9,000	9.375%, 1/15/2019[h]	11,656
	Digicel, Ltd.
23,677	6.000%, 4/15/2021[h]	24,446
	DIRECTV Holdings, LLC
9,000	3.500%, 3/1/2016	9,391
8,000	5.875%, 10/1/2019	9,305
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	33,450
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	25,512
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	33,600
	NBC Universal Enterprise, Inc.
12,000	1.662%, 4/15/2018[h]	11,992
	Numericable Group SA
20,000	6.000%, 5/15/2022[h]	20,800
	SBA Tower Trust
12,000	5.101%, 4/17/2017[h]	12,850

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Communications Services (1.0%) - continued
	Sprint Communications, Inc.
$23,677	9.000%, 11/15/2018[h]	$28,708
	Telefonica Emisiones SAU
8,000	3.992%, 2/16/2016	8,376
9,000	3.192%, 4/27/2018	9,406
	Time Warner Cable, Inc.
20,000	5.000%, 2/1/2020	22,412
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	27,063
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[h]	44,000
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[h]	44,000
	Verizon Communications, Inc.
15,000	2.500%, 9/15/2016	15,461
9,000	1.981%, 9/14/2018[e]	9,495
12,000	3.650%, 9/14/2018	12,834
6,000	2.550%, 6/17/2019	6,087
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	44,950
	Wind Acquisition Finance SA
25,000	7.375%, 4/23/2021[h]	26,688

	Total	643,518

Consumer Cyclical (0.7%)
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,960
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[h]	26,000
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	26,755
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	27,930
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[h]	7,063
	Delphi Corporation
9,000	6.125%, 5/15/2021	10,058
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[h]	11,987
	Ford Motor Credit Company, LLC
6,000	3.984%, 6/15/2016	6,340
9,000	1.500%, 1/17/2017	9,049
8,000	3.000%, 6/12/2017	8,346
13,000	5.000%, 5/15/2018	14,462
	General Motors Company
9,000	3.500%, 10/2/2018[h]	9,203
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	24,032
	Hyundai Capital America
9,000	1.450%, 2/6/2017[h]	9,034
	Jaguar Land Rover Automotive plc
30,000	5.625%, 2/1/2023[h]	31,875
	KB Home
22,000	4.750%, 5/15/2019	22,165
	L Brands, Inc.
30,000	6.625%, 4/1/2021	34,087
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	11,741
	Nissan Motor Acceptance Corporation
6,000	0.777%, 3/3/2017[e,h]	6,017
	Royal Caribbean Cruises, Ltd.
23,677	5.250%, 11/15/2022	24,861
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,480
	TRW Automotive, Inc.
7,000	7.250%, 3/15/2017[h]	7,963
	West Corporation
23,677	8.625%, 10/1/2018	25,157
25,000	5.375%, 7/15/2022[c,h]	24,750
	Wynn Las Vegas, LLC
30,000	5.375%, 3/15/2022	31,238

	Total	451,553

Consumer Non-Cyclical (0.9%)
	AbbVie, Inc.
7,000	2.000%, 11/6/2018	6,991
	Altria Group, Inc.
15,000	9.700%, 11/10/2018	19,655
	Anheuser-Busch InBev Worldwide, Inc.
9,000	7.750%, 1/15/2019	11,119
	Beam, Inc.
8,000	5.375%, 1/15/2016	8,516
	Boston Scientific Corporation
9,000	2.650%, 10/1/2018	9,200
	CareFusion Corporation
10,000	1.450%, 5/15/2017	9,993
	Celgene Corporation
16,000	1.900%, 8/15/2017	16,233
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	32,475
	ConAgra Foods, Inc.
20,000	2.100%, 3/15/2018	20,064
	Cott Beverages, Inc.
25,000	5.375%, 7/1/2022[h]	25,063
	Coventry Health Care, Inc.
6,000	5.950%, 3/15/2017	6,746
	CVS Caremark Corporation
8,000	2.250%, 12/5/2018	8,098
	Express Scripts Holding Company
9,000	2.650%, 2/15/2017	9,350
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[h]	12,946
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[h]	25,867
	Gilead Sciences, Inc.
6,000	3.050%, 12/1/2016	6,288
	Hawk Acquisition Sub, Inc.
30,000	4.250%, 10/15/2020	30,187
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,647
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[h]	28,350
	JBS Finance II, Ltd.
23,677	8.250%, 1/29/2018[g]	25,098
	Kroger Company
16,000	1.200%, 10/17/2016	16,053

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Lorillard Tobacco Company
$9,000	8.125%, 6/23/2019	$11,221
	McKesson Corporation
14,000	1.292%, 3/10/2017	14,037
	Medco Health Solutions, Inc.
6,000	7.125%, 3/15/2018	7,087
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,041
	Mylan, Inc.
12,000	1.350%, 11/29/2016	12,020
	Pernod Ricard SA
8,000	2.950%, 1/15/2017[h]	8,319
8,000	5.750%, 4/7/2021[h]	9,196
	Perrigo Company, Ltd.
5,000	1.300%, 11/8/2016[h]	4,993
8,000	2.300%, 11/8/2018[h]	7,997
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	24,328
	SABMiller plc
9,000	6.500%, 7/15/2018[h]	10,532
	Safeway, Inc.
12,000	3.400%, 12/1/2016	12,628
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	32,250
	Tenet Healthcare Corporation
25,000	8.125%, 4/1/2022	28,938
	Thermo Fisher Scientific, Inc.
9,000	1.300%, 2/1/2017	9,013
9,000	2.400%, 2/1/2019	9,092
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[h]	25,571

	Total	585,202

Energy (0.7%)
	BP Capital Markets plc
9,000	0.643%, 11/7/2016[e]	9,042
	Buckeye Partners, LP
16,000	2.650%, 11/15/2018	16,267
	CNOOC Nexen Finance 2014 ULC
8,000	1.625%, 4/30/2017	8,021
	CNPC General Capital, Ltd.
10,000	2.750%, 4/19/2017[h]	10,260
	Concho Resources, Inc.
23,677	6.500%, 1/15/2022	26,104
	Continental Resources, Inc.
12,000	7.125%, 4/1/2021	13,590
	Devon Energy Corporation
9,000	1.200%, 12/15/2016	9,027
	Enbridge, Inc.
6,000	0.678%, 6/2/2017[e]	6,012
	Energy Transfer Partners, LP
8,000	6.700%, 7/1/2018	9,367
	EQT Corporation
8,000	8.125%, 6/1/2019	10,010
	Harvest Operations Corporation
23,677	6.875%, 10/1/2017	25,690
	Hess Corporation
6,000	8.125%, 2/15/2019	7,548
	Kodiak Oil & Gas Corporation
23,677	5.500%, 1/15/2021	24,683
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	25,571
	Lukoil International Finance BV
8,000	3.416%, 4/24/2018[h]	7,940
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[h]	31,875
	Oasis Petroleum, Inc.
30,000	6.875%, 1/15/2023	32,700
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,300
	Petrobras Global Finance BV
9,000	2.000%, 5/20/2016	9,013
25,000	3.112%, 3/17/2020[e]	25,686
	Range Resources Corporation
33,385	5.000%, 8/15/2022	35,388
	Suncor Energy, Inc.
6,000	6.100%, 6/1/2018	6,963
	Transocean, Inc.
10,000	6.000%, 3/15/2018	11,295
	Weatherford International, Ltd.
9,000	6.000%, 3/15/2018	10,241
5,000	9.625%, 3/1/2019	6,561

	Total	421,154

Financials (1.9%)
	Abbey National Treasury Services plc
8,000	3.050%, 8/23/2018	8,378
	ABN AMRO Bank NV
9,000	2.500%, 10/30/2018[h]	9,132
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	42,450
	American International Group, Inc.
15,000	8.250%, 8/15/2018	18,636
	ANZ New Zealand International, Ltd.
9,000	1.400%, 4/27/2017[h]	9,017
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[h]	6,210
	Bank of America Corporation
14,000	5.750%, 8/15/2016	15,275
14,000	5.700%, 5/2/2017	15,536
15,000	5.750%, 12/1/2017	16,919
6,000	2.000%, 1/11/2018	6,039
24,000	1.300%, 3/22/2018[e]	24,309
20,000	5.650%, 5/1/2018	22,671
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
12,000	0.640%, 3/10/2017[e,h]	11,997
	Banque Federative du Credit Mutuel SA
9,000	1.078%, 1/20/2017[e,h]	9,077
	Barclays Bank plc
6,000	5.140%, 10/14/2020	6,572
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,143
	BBVA Banco Continental SA
13,000	2.250%, 7/29/2016[h]	13,098
	BBVA US Senior SAU
13,000	4.664%, 10/9/2015	13,592

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.9%) - continued
	Bear Stearns Companies, LLC
$15,000	6.400%, 10/2/2017	$17,294
	BNP Paribas SA
11,000	1.250%, 12/12/2016	11,014
9,000	2.375%, 9/14/2017	9,216
	BPCE SA
9,000	1.625%, 2/10/2017	9,066
	Branch Banking and Trust Company
9,000	0.657%, 12/1/2016[e]	9,030
	Caixa Economica Federal
30,000	4.250%, 5/13/2019[h]	30,285
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	13,280
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	25,390
	Citigroup, Inc.
25,000	5.500%, 2/15/2017	27,494
12,000	6.000%, 8/15/2017	13,583
9,000	8.500%, 5/22/2019	11,504
	Credit Agricole SA
9,000	1.625%, 4/15/2016[h]	9,119
	CyrusOne, LP
23,677	6.375%, 11/15/2022	25,512
	DDR Corporation
6,000	9.625%, 3/15/2016	6,865
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[h]	48,760
	Deutsche Bank AG
12,000	1.350%, 5/30/2017	11,996
	Discover Bank
3,000	8.700%, 11/18/2019	3,813
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,825
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	17,539
	General Electric Capital Corporation
14,000	0.504%, 5/15/2017[e]	14,012
10,000	5.625%, 9/15/2017	11,320
6,000	1.625%, 4/2/2018	6,010
	Genworth Financial, Inc.
10,000	7.700%, 6/15/2020	12,324
	Goldman Sachs Group, Inc.
9,000	6.250%, 9/1/2017	10,246
12,000	2.375%, 1/22/2018	12,186
6,000	2.625%, 1/31/2019	6,082
9,000	7.500%, 2/15/2019	10,983
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	16,245
	HBOS plc
12,000	6.750%, 5/21/2018[h]	13,824
	HCP, Inc.
6,000	3.750%, 2/1/2016	6,271
9,000	3.750%, 2/1/2019	9,590
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,751
	HSBC Finance Corporation
12,000	6.676%, 1/15/2021	14,351
	Huntington National Bank
5,000	1.300%, 11/20/2016	5,022
	Icahn Enterprises, LP
30,000	6.000%, 8/1/2020	32,138
	ING Capital Funding Trust III
8,000	3.834%, 12/29/2049[e,i]	8,000
	International Lease Finance Corporation
8,000	2.181%, 6/15/2016[e]	8,050
25,000	5.875%, 4/1/2019	27,500
	Intesa Sanpaolo SPA
6,000	3.625%, 8/12/2015[h]	6,130
3,000	3.875%, 1/16/2018	3,162
12,000	3.875%, 1/15/2019	12,585
	J.P. Morgan Chase & Company
12,000	3.450%, 3/1/2016	12,522
6,000	0.744%, 2/15/2017[e]	6,022
12,000	2.000%, 8/15/2017	12,203
6,000	6.300%, 4/23/2019	7,094
12,000	7.900%, 4/29/2049[i]	13,410
	KeyCorp
9,000	2.300%, 12/13/2018	9,105
	Kookmin Bank
9,000	1.103%, 1/27/2017[e,h]	9,049
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[h]	3,300
	Liberty Property, LP
14,000	5.500%, 12/15/2016	15,285
	Macquarie Bank, Ltd.
7,000	5.000%, 2/22/2017[h]	7,629
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[h]	10,988
	Morgan Stanley
12,000	1.750%, 2/25/2016	12,170
15,000	6.250%, 8/28/2017	17,095
12,000	6.625%, 4/1/2018	14,028
8,000	4.875%, 11/1/2022	8,587
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	19,454
	National City Corporation
6,000	6.875%, 5/15/2019	7,166
	Nomura Holdings, Inc.
9,000	2.000%, 9/13/2016	9,147
6,000	2.750%, 3/19/2019	6,104
	PNC Bank NA
12,000	1.150%, 11/1/2016	12,062
	Prologis, LP
7,000	6.625%, 5/15/2018	8,170
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,047
	Regions Bank
12,000	7.500%, 5/15/2018	14,283
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	13,104
	Royal Bank of Scotland Group plc
9,000	5.050%, 1/8/2015	9,166
7,000	1.174%, 3/31/2017[e]	7,034
	Santander US Debt SAU
13,000	3.781%, 10/7/2015[h]	13,428
	SLM Corporation
6,000	6.250%, 1/25/2016	6,375
	Societe Generale SA
9,000	5.750%, 4/20/2016[h]	9,657

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.9%) - continued
	Sumitomo Mitsui Banking Corporation
$18,000	1.300%, 1/10/2017	$18,030
	Suncorp-Metway, Ltd.
6,000	0.934%, 3/28/2017[e,h]	6,000
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[h,i]	9,630
	Ventas Realty, LP
7,000	1.550%, 9/26/2016	7,071
7,000	1.250%, 4/17/2017	7,001
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,326
	Wells Fargo & Company
6,000	1.250%, 7/20/2016	6,052

	Total	1,191,212

Foreign Government (<0.1%)
	Uruguay Government International Bond
19,000	5.100%, 6/18/2050	18,762

	Total	18,762

Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
100,000	3.000%, 7/1/2029[c]	103,656
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 7/1/2044[c]	158,906
	Federal National Mortgage Association Conventional 15- yr. Pass Through
150,000	3.500%, 8/1/2029[c]	158,578
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
475,000	3.500%, 7/1/2044[c]	488,953
375,000	4.000%, 7/1/2044[c]	397,969
405,000	4.500%, 8/1/2044[c]	437,606

	Total	1,745,668

Technology (0.3%)
	Alliance Data Systems Corporation
23,677	6.375%, 4/1/2020[h]	25,216
	BMC Software Finance, Inc.
23,677	8.125%, 7/15/2021[h]	24,358
	EMC Corporation
6,000	1.875%, 6/1/2018	6,040
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,986
	First Data Corporation
23,677	7.375%, 6/15/2019[h]	25,423
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[h]	31,950
	Hewlett-Packard Company
9,000	5.400%, 3/1/2017	9,974
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	25,601
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	15,043
	Xerox Corporation
13,000	7.200%, 4/1/2016	14,338

	Total	189,929

Transportation (0.2%)
	American Airlines Pass Through Trust
5,823	4.950%, 1/15/2023[h]	6,303
	Avis Budget Car Rental, LLC
15,000	5.125%, 6/1/2022[h]	15,019
	Continental Airlines, Inc.
21,277	6.250%, 4/11/2020	23,325
	Delta Air Lines, Inc.
8,701	4.950%, 5/23/2019	9,397
7,174	4.750%, 5/7/2020	7,784
	Hertz Corporation
30,000	6.750%, 4/15/2019	31,800
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[h]	9,990
	United Air Lines, Inc.
7,083	10.400%, 11/1/2016	8,057

	Total	111,675

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
50,000	0.250%, 9/30/2015	50,053
50,000	0.375%, 5/31/2016	49,955

	Total	100,008

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	42,150
	AES Corporation
23,677	7.375%, 7/1/2021	27,702
	Atlas Pipeline Partners, LP
30,000	4.750%, 11/15/2021	29,400
	Commonwealth Edison Company
7,000	6.950%, 7/15/2018	8,278
	DCP Midstream Operating, LP
8,000	2.500%, 12/1/2017	8,230
	Dominion Resources, Inc.
12,000	1.250%, 3/15/2017	12,047
	Electricite de France
9,000	0.688%, 1/20/2017[e,h]	9,037
	Enel Finance International NV
8,000	5.125%, 10/7/2019[h]	9,007
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,748
	MidAmerican Energy Holdings Company
13,000	1.100%, 5/15/2017	12,947
6,000	5.750%, 4/1/2018	6,867
	NiSource Finance Corporation
12,000	6.400%, 3/15/2018	13,787
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	25,630
	ONEOK Partners, LP
8,000	2.000%, 10/1/2017	8,109
8,000	3.200%, 9/15/2018	8,347

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Utilities (0.5%) - continued
	Pacific Gas & Electric Company
$8,000	5.625%, 11/30/2017	$9,046
	Panhandle Eastern Pipe Line Company, LP
9,000	6.200%, 11/1/2017	10,204
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,054
	PPL Capital Funding, Inc.
12,000	1.900%, 6/1/2018	11,991
	TransAlta Corporation
12,000	1.900%, 6/3/2017	12,047
	Williams Companies, Inc.
12,000	7.875%, 9/1/2021	14,898

	Total	292,526

	Total Long-Term Fixed Income (cost $8,110,659)	8,320,915

Shares or Principal Amount	Short-Term Investments (12.3%)[j]
	Federal Home Loan Bank Discount Notes
100,000	0.095%, 7/7/2014[k]	99,998
200,000	0.065%, 7/30/2014[k]	199,990
100,000	0.080%, 10/8/2014[k]	99,978
	Thrivent Cash Management Trust
7,244,887	0.050%	7,244,887

	Total Short-Term Investments (at amortized cost)	7,644,853

	Total Investments (cost $61,785,452) 103.7%	$64,647,654

	Other Assets and Liabilities, Net (3.7%)	(2,322,266)

	Total Net Assets 100.0%	$62,325,388

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
f	Security is fair valued.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Fund owned as of June 30, 2014.

	Acquisition
Security	Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$119,894
JBS Finance II, Ltd., 1/29/2018	8/19/2013	24,672
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	141,907

h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $1,145,862 or 1.8% of total net assets.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2014, $399,966 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,753,614
Gross unrealized depreciation	(899,070)

Net unrealized appreciation (depreciation)	$2,854,544
Cost for federal income tax purposes	$61,793,110

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	484,800	—	484,800	—
Capital Goods	315,150	—	315,150	—
Communications Services	2,001,610	—	2,001,610	—
Consumer Cyclical	1,006,649	—	1,006,649	—
Consumer Non-Cyclical	779,463	—	779,463	—
Energy	303,949	—	303,949	—
Financials	313,405	—	313,405	—
Technology	420,004	—	420,004	—
Transportation	170,906	—	170,906	—
Utilities	155,851	—	155,851	—
Common Stock
Consumer Discretionary	5,564,649	2,563,588	3,001,061	—
Consumer Staples	2,904,350	1,878,787	1,012,332	13,231
Energy	3,946,001	2,182,608	1,763,393	—
Financials	8,496,561	5,595,839	2,900,722	—
Health Care	5,271,246	3,633,383	1,637,863	—
Industrials	5,244,130	2,975,635	2,268,495	—
Information Technology	6,994,674	5,401,549	1,593,125	—
Materials	1,400,200	303,614	1,096,586	—
Telecommunications Services	1,427,861	328,141	1,099,720	—
Utilities	1,480,427	171,119	1,309,308	—
Long-Term Fixed Income
Asset-Backed Securities	179,282	—	179,282	—
Basic Materials	231,361	—	231,361	—
Capital Goods	217,315	—	217,315	—
Collateralized Mortgage Obligations	1,941,750	—	1,941,750	—
Communications Services	643,518	—	643,518	—
Consumer Cyclical	451,553	—	451,553	—
Consumer Non-Cyclical	585,202	—	585,202	—
Energy	421,154	—	421,154	—
Financials	1,191,212	—	1,191,212	—
Foreign Government	18,762	—	18,762	—
Mortgage-Backed Securities	1,745,668	—	1,745,668	—
Technology	189,929	—	189,929	—
Transportation	111,675	—	111,675	—
U.S. Government and Agencies	100,008	—	100,008	—
Utilities	292,526	—	292,526	—
Short-Term Investments	7,644,853	7,244,887	399,966	—

Total	$64,647,654	$32,279,150	$32,355,273	$13,231

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	33,702	33,702	—	—

Total Asset Derivatives	$33,702	$33,702	$—	$—

Liability Derivatives
Futures Contracts	2,984	2,984	—	—

Total Liability Derivatives	$2,984	$2,984	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(8)	September 2014	($1,756,855)	($1,756,751)	$104
5-Yr. U.S. Treasury Bond Futures	1	September 2014	119,190	119,461	271
30-Yr. U.S. Treasury Bond Futures	1	September 2014	135,721	137,187	1,466
Mini MSCI EAFE Index Futures	24	September 2014	2,349,829	2,362,680	12,851
S&P 500 Index Mini-Futures	16	September 2014	1,542,910	1,561,920	19,010
Ultra Long Term U.S. Treasury Bond Futures	3	September 2014	452,797	449,813	(2,984)
Total Futures Contracts					$30,718

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,841
Total Interest Rate Contracts		1,841
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	31,861
Total Equity Contracts		31,861

Total Asset Derivatives		$33,702

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,984
Total Interest Rate Contracts		2,984

Total Liability Derivatives		$2,984

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	233,478
Total Equity Contracts		233,478
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	26,257
Total Interest Rate Contracts		26,257

Total		$259,735

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,143)
Total Interest Rate Contracts		(1,143)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(5,352)
Total Equity Contracts		(5,352)

Total		($6,495)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Growth and Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,095,888	5.5%
Interest Rate Contracts	855,035	1.5

*	Notional amount represents long or short, or both, derivative positions held by the fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Short Term Investment	$2,877,246	$18,970,580	$14,602,939	7,244,887	$7,244,887	$1,484
Total Value and Income Earned	2,877,246				7,244,887	1,484

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Basic Materials (1.1%)
	Alpha Natural Resources, Inc., Term Loan
$1,161,181	3.500%, 5/22/2020	$1,121,027
	Arch Coal, Inc., Term Loan
1,412,826	6.250%, 5/16/2018	1,387,226
	Fortescue Metals Group, Ltd., Term Loan
1,526,332	3.750%, 6/30/2019	1,526,912
	Ineos Group Holdings, Ltd., Term Loan
1,569,676	3.750%, 5/4/2018	1,565,171
	NewPage Corporation, Term Loan
1,650,000	9.500%, 2/11/2021	1,652,063

	Total	7,252,399

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
886,500	3.750%, 10/9/2019	881,669
	Berry Plastics Group, Inc., Term Loan
888,750	3.500%, 2/8/2020	880,884
	Rexnord, LLC, Term Loan
893,250	4.000%, 8/21/2020	891,910
	Silver II Borrower, Term Loan
866,216	4.000%, 12/13/2019	863,435

	Total	3,517,898

Communications Services (4.3%)
	Cengage Learning Aquisitions, Term Loan
1,117,200	7.000%, 3/31/2020	1,129,076
	Charter Communications Operating, LLC, Term Loan
891,000	3.000%, 1/3/2021	876,895
	Cincinnati Bell, Inc., Term Loan
446,625	4.000%, 9/10/2020	446,348
	Clear Channel Communications, Inc., Term Loan
12,356	3.800%, 1/29/2016	12,268
949,468	6.900%, 1/30/2019	944,207
228,177	7.650%, 7/30/2019	228,533
	Cumulus Media Holdings, Inc., Term Loan
676,210	4.250%, 12/23/2020	677,900
	Fairpoint Communications, Term Loan
89,097	7.500%, 2/14/2019 [b,c]	92,161
	Grande Communications Networks, LLC, Term Loan
1,188,004	4.500%, 5/29/2020	1,183,549
	Gray Television, Inc., Term Loan
665,000	0.000%, 6/13/2021 [b,c]	667,600
	Hargray Communications Group, Inc., Term Loan
891,000	4.750%, 6/26/2019	893,228
	IMG Worldwide, Inc., Term Loan
1,100,000	5.250%, 5/6/2021	1,106,600
	Integra Telecom Holdings, Inc., Term Loan
888,750	5.250%, 2/22/2019	893,416
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	949,563
	Level 3 Communications, Inc., Term Loan

1,450,000	4.000%, 1/15/2020	1,450,305
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
775,000	0.000%, 12/11/2021[b,c]	775,643
	LTS Buyer, LLC, Term Loan
977,904	4.000%, 4/13/2020	974,589
	McGraw-Hill Global Education, LLC, Term Loan
860,747	5.750%, 3/22/2019	874,734
	NEP/NCP Holdco, Inc., Term Loan
1,185,030	4.250%, 1/22/2020	1,184,734
	NTelos, Inc., Term Loan
497,468	5.750%, 11/9/2019	497,055
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
942,080	5.500%, 7/31/2018	940,902
	SBA Senior Finance II, LLC, Term Loan
1,100,000	3.250%, 3/24/2021	1,092,498
	TNS, Inc., Term Loan
1,049,139	5.000%, 2/14/2020	1,053,074
	Univision Communications, Inc., Term Loan
1,570,124	4.000%, 3/1/2020	1,567,989
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	896,904
	Visant Corporation, Term Loan
1,517,699	5.250%, 12/22/2016	1,510,490
	WideOpenWest Finance, LLC, Term Loan
849,522	4.750%, 4/1/2019	851,510
	WMG Acquisition Corporation, Term Loan
893,250	3.750%, 7/1/2020	878,181
	XO Communications, LLC, Term Loan
1,097,250	4.250%, 3/20/2021	1,102,912
	Yankee Cable Acquisition, LLC, Term Loan
868,860	4.500%, 3/1/2020	872,935
	Zayo Group, LLC, Term Loan
1,051,020	4.000%, 7/2/2019	1,051,787

	Total	27,677,586

Consumer Cyclical (2.6%)
	Bally Technologies, Inc., Term Loan
788,784	4.250%, 11/25/2020	791,741
	Booz Allen Hamilton, Inc., Term Loan
372,093	3.750%, 7/31/2019	373,287
	Burlington Coat Factory Warehouse Corporation, Term Loan
924,367	4.250%, 2/23/2017	929,377

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Consumer Cyclical (2.6%) - continued
	Caesars Entertainment Resort Properties, LLC, Term Loan
$855,700	7.000%, 10/11/2020	$860,338
	Ceridian Corporation, Term Loan
871,779	4.400%, 8/14/2015	872,730
	Chrysler Group, LLC, Term Loan
740,458	3.500%, 5/24/2017	742,657
473,813	3.250%, 12/31/2018	472,135
	Golden Nugget, Inc., Delayed Draw
156,712	5.500%, 11/21/2019	159,651
	Golden Nugget, Inc., Term Loan
365,662	5.500%, 11/21/2019	372,519
	Hilton Worldwide Finance, LLC, Term Loan
1,144,079	3.500%, 10/26/2020	1,141,699
	J.C. Penney Corporation, Inc., Term Loan
891,000	6.000%, 5/22/2018	900,756
	Las Vegas Sands, LLC, Term Loan
995,000	3.250%, 12/19/2020	994,433
	Marina District Finance Company, Inc., Term Loan
1,044,750	6.750%, 8/15/2018	1,056,169
	MGM Resorts International, Term Loan
356,382	3.500%, 12/20/2019	355,156
	Michaels Stores, Inc. Term Loan
1,045,000	0.000%, 1/28/2020[b,c]	1,044,624
	Mohegan Tribal Gaming Authority, Term Loan
1,044,750	5.500%, 11/19/2019	1,060,860
	Pinnacle Entertainment, Inc., Term Loan
767,069	3.750%, 8/13/2020	768,342
	ROC Finance, LLC, Term Loan
893,250	5.000%, 6/20/2019	877,618
	Scientific Games International, Inc., Term Loan
895,500	4.250%, 10/18/2020	885,282
	Seminole Indian Tribe of Florida, Term Loan
821,250	3.000%, 4/29/2020	819,542
	Toys R Us, Inc., Term Loan
1,524,780	5.250%, 5/25/2018	1,232,526

	Total	16,711,442

Consumer Non-Cyclical (1.6%)
	Albertsons, Inc., Term Loan
1,238,906	4.750%, 3/21/2019	1,244,320
	Catalina Marketing Corporation, Term Loan
1,135,000	4.500%, 4/9/2021	1,134,523
	CHS/Community Health Systems, Inc., Term Loan
217,170	3.478%, 1/25/2017	217,622
703,205	4.250%, 1/27/2021	706,960
	JBS USA, LLC, Term Loan
1,488,750	3.750%, 9/18/2020	1,481,932
	Libbey Glass, Inc., Term Loan
567,500	3.750%, 4/9/2021	566,791
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,180,000	4.750%, 6/30/2021[b,c]	1,189,003
	Roundy’s Supermarkets, Inc., Term Loan
1,168,349	5.750%, 3/3/2021	1,170,020
	Supervalu, Inc., Term Loan
1,177,473	4.500%, 3/21/2019	1,175,860
	Van Wagner Communications, LLC, Term Loan
924,826	6.250%, 8/3/2018	934,462

	Total	9,821,493

Energy (0.7%)
	Energy Solutions, LLC, Term Loan
1,300,000	6.750%, 5/29/2020	1,313,000
	Exgen Renewables I, LLC, Term Loan
728,870	5.250%, 2/6/2021	738,892
	McJunkin Red Man Corporation, Term Loan
1,042,125	5.000%, 11/8/2019	1,047,335
	Offshore Group Investment, Ltd., Term Loan
444,375	5.750%, 3/28/2019	441,411
	Pacific Drilling SA, Term Loan
891,000	4.500%, 6/3/2018	893,504

	Total	4,434,142

Financials (1.0%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021	1,118,600
	DJO Finance, LLC, Term Loan
1,149,090	4.250%, 9/15/2017	1,152,686
	Harland Clarke Holdings Corporation, Term Loan
877,500	7.000%, 5/22/2018	891,215
	MoneyGram International, Inc., Term Loan
972,538	4.250%, 3/27/2020	958,563
	TransUnion, LLC, Term Loan
1,097,250	4.000%, 4/9/2021	1,096,855
	WaveDivision Holdings, LLC, Term Loan
886,500	4.000%, 10/12/2019	885,658

	Total	6,103,577

Technology (0.7%)
	BMC Software, Inc., Term Loan
895,500	5.000%, 9/10/2020	893,449
	First Data Corporation Extended, Term Loan
1,600,000	4.154%, 3/23/2018	1,602,000
	Freescale Semiconductor, Inc., Term Loan
888,784	4.250%, 2/28/2020	888,046
	Infor US, Inc., Term Loan
1,197,918	3.750%, 6/3/2020	1,189,186

	Total	4,572,681

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Transportation (0.4%)
	American Airlines, Inc., Term Loan
$1,410,750	3.750%, 6/27/2019	$1,412,118
	Delta Air Lines, Inc., Term Loan
1,377,735	3.500%, 4/20/2017	1,376,757

	Total	2,788,875

Utilities (0.4%)
	Calpine Corporation, Term Loan
785,787	4.000%, 4/1/2018	787,995
174,125	4.000%, 10/31/2020	174,536
	Intergen NV, Term Loan
891,000	5.500%, 6/15/2020	896,943
	NGPL PipeCo, LLC, Term Loan
713,279	6.750%, 9/15/2017	712,388

	Total	2,571,862

	Total Bank Loans (cost $85,351,796)	85,451,955

Principal Amount	Long-Term Fixed Income (41.5%)
Asset-Backed Securities (1.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
1,184,399	0.290%, 7/25/2036[d]	1,098,110
297,612	0.312%, 11/25/2036[d]	253,827
	Countrywide Asset-Backed Certificates
960,725	5.530%, 4/25/2047	924,969
	GSAA Home Equity Trust
1,469,721	0.420%, 7/25/2037[d]	1,264,704
	J.P. Morgan Mortgage Trust
963,415	2.726%, 2/25/2036	860,827
	Renaissance Home Equity Loan Trust
700,132	5.746%, 5/25/2036	524,378
1,000,000	6.011%, 5/25/2036	733,541
1,443,040	5.797%, 8/25/2036	954,649
	Residential Asset Mortgage Products Trust
947,387	5.991%, 3/25/2033[e]	913,921

	Total	7,528,926

Basic Materials (1.0%)
	Anglo American Capital plc
200,000	1.176%, 4/15/2016[d,f]	200,635
	ArcelorMittal
860,000	6.000%, 3/1/2021	930,950
	Dow Chemical Company
106,000	8.550%, 5/15/2019	136,239
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	499,550
485,000	7.000%, 2/15/2021[f]	498,944
	FMG Resources Pty. Ltd.
500,000	6.875%, 2/1/2018[f]	525,000
	Freeport-McMoRan Copper & Gold, Inc.
85,000	2.375%, 3/15/2018	86,267
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC

860,000	8.875%, 2/1/2018	894,400
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	615,000
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	124,077
	Mosaic Company
144,000	3.750%, 11/15/2021	149,771
	Sappi Papier Holding GmbH
600,000	6.625%, 4/15/2021[f]	633,000
	Trinseo Materials Operating SCA
860,000	8.750%, 2/1/2019	926,650
	Vale Overseas, Ltd.
73,000	6.250%, 1/23/2017	81,687
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024[f]	153,000

	Total	6,455,170

Capital Goods (0.6%)
	Cemex Finance, LLC
600,000	6.000%, 4/1/2024[f]	624,750
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	676,338
	Harsco Corporation
216,000	2.700%, 10/15/2015	217,890
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	205,280
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	263,750
610,000	6.875%, 2/15/2021	658,266
	RSC Equipment Rental, Inc.
250,000	8.250%, 2/1/2021	278,125
	Textron, Inc.
213,000	7.250%, 10/1/2019	258,252
	United Rentals North America, Inc.
610,000	7.375%, 5/15/2020	674,050

	Total	3,856,701

Collateralized Mortgage Obligations (15.6%)
	Alternative Loan Trust
1,857,957	6.000%, 6/25/2036	1,656,534
	American Home Mortgage Investment Trust
2,249,668	6.250%, 12/25/2036	1,044,049
	Banc of America Alternative Loan Trust
948,288	0.652%, 4/25/2035[d]	800,598
2,261,090	6.000%, 11/25/2035	1,920,403
1,593,973	0.952%, 5/25/2046[d]	1,117,718
	Banc of America Funding Corporation
676,504	5.334%, 5/20/2036	587,717
	BCAP, LLC Trust
2,227,162	0.332%, 3/25/2037[d]	1,815,768
	Bear Stearns Adjustable Rate Mortgage Trust
1,203,516	2.410%, 10/25/2035[d]	1,192,587
515,879	2.587%, 2/25/2036	413,780

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Collateralized Mortgage Obligations (15.6%) - continued
	Citicorp Mortgage Securities Trust
$861,800	6.000%, 5/25/2037	$884,494
	Citigroup Mortgage Loan Trust, Inc.
632,353	5.500%, 11/25/2035	578,071
	CitiMortgage Alternative Loan Trust
935,202	5.750%, 4/25/2037	808,734
	Countrywide Alternative Loan Trust
914,090	0.552%, 2/25/2035[d]	821,118
1,234,619	5.265%, 10/25/2035	1,032,462
499,548	5.500%, 2/25/2036	459,428
397,530	6.000%, 4/25/2036	346,688
1,368,816	6.500%, 8/25/2036	1,004,021
337,923	6.000%, 1/25/2037	299,420
1,300,833	5.500%, 5/25/2037	1,093,725
	Countrywide Home Loan Mortgage Pass Through Trust
1,229,972	2.564%, 11/25/2035	1,035,677
954,714	5.049%, 2/20/2036	853,893
	Credit Suisse First Boston Mortgage Securities Corporation
802,461	5.250%, 10/25/2035	798,841
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
225,136	5.500%, 10/25/2021	220,946
760,744	0.352%, 11/25/2035[d]	485,371
1,329,814	5.500%, 11/25/2035	1,239,683
1,415,908	0.893%, 4/25/2047[d]	1,256,160
	Federal Home Loan Mortgage Corporation
12,567,007	2.500%, 12/15/2022[g]	1,015,426
3,620,975	2.500%, 5/15/2027[g]	383,517
4,247,559	2.500%, 2/15/2028[g]	497,018
12,694,828	2.500%, 3/15/2028[g]	1,474,404
6,956,117	3.000%, 4/15/2028[g]	830,380
5,419,588	3.000%, 2/15/2033[g]	820,173
	Federal National Mortgage Association
5,412,210	2.500%, 2/25/2028[g]	616,592
4,335,747	3.000%, 4/25/2028[g]	599,801
5,319,373	3.500%, 1/25/2033[g]	873,734
	First Horizon Alternative Mortgage Securities Trust
1,539,129	2.250%, 3/25/2035	1,383,469
	First Horizon Mortgage Pass-Through Trust
1,672,464	2.525%, 8/25/2037	1,390,488
	GMACM Mortgage Loan Trust
2,739,813	4.621%, 5/25/2035	2,640,807
	Government National Mortgage Association
6,379,747	4.000%, 1/16/2027[g]	709,129
	Greenpoint Mortgage Funding Trust
1,116,250	0.352%, 10/25/2045[d]	877,229
	GSR Mortgage Loan Trust
361,221	0.342%, 8/25/2046[d]	353,191
	HomeBanc Mortgage Trust
1,277,423	2.240%, 4/25/2037	950,894
	IndyMac IMJA Mortgage Loan Trust
1,443,424	6.250%, 11/25/2037	1,314,998
	IndyMac Index Mortgage Loan Trust
2,491,761	4.752%, 10/25/2035	2,156,806
	J.P. Morgan Alternative Loan Trust
2,181,115	6.500%, 3/25/2036	1,912,592
	J.P. Morgan Mortgage Trust
299,731	6.500%, 1/25/2035	295,172
2,046,953	2.847%, 8/25/2035	2,056,121
714,792	2.607%, 10/25/2036	602,518
1,537,349	0.532%, 1/25/2037[d]	1,026,403
1,018,554	2.626%, 1/25/2037	910,386
961,476	6.250%, 8/25/2037	689,967
	Lehman Mortgage Trust
1,124,255	0.902%, 12/25/2035[d]	832,896
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	1,054,719
	Master Asset Securitization Trust
1,222,915	0.652%, 6/25/2036[d]	755,337
	MASTR Alternative Loans Trust
347,127	6.500%, 7/25/2034	355,956
1,108,488	0.602%, 12/25/2035[d]	628,478
	Merrill Lynch Alternative Note Asset Trust
847,493	6.000%, 3/25/2037	645,217
1,387,299	6.000%, 3/25/2037	1,301,592
	Morgan Stanley Mortgage Loan Trust
893,053	5.253%, 11/25/2035	651,823
	MortgageIT Trust
1,946,206	0.412%, 12/25/2035[d]	1,820,938
1,445,527	0.352%, 4/25/2036[d]	1,001,412
	New Century Alternative Mortgage Loan Trust
1,884,815	6.167%, 7/25/2036	1,324,386
	RALI Trust
2,853,015	5.750%, 4/25/2037	2,250,347
1,520,889	6.250%, 4/25/2037	1,246,405
638,768	6.000%, 6/25/2037	518,089
	Residential Accredit Loans, Inc.
1,417,167	5.750%, 9/25/2035	1,284,263
1,428,590	6.000%, 1/25/2037	1,190,390
	Residential Asset Securitization Trust
995,442	5.500%, 4/25/2035	1,008,278
1,288,952	0.532%, 8/25/2037[d]	531,682
	RFMSI Trust
1,522,560	5.750%, 2/25/2036	1,407,927
2,412,743	6.000%, 7/25/2037	2,210,005
	Sequoia Mortgage Trust
2,035,863	2.740%, 9/20/2046	1,740,166
	Structured Adjustable Rate Mortgage Loan Trust
519,210	5.500%, 12/25/2034	508,385
1,548,258	5.171%, 7/25/2035	1,360,568
683,702	2.672%, 9/25/2035	587,545
1,270,984	4.750%, 5/25/2036	969,454
	Structured Asset Mortgage Investments, Inc.
2,028,379	0.462%, 12/25/2035[d]	1,604,711

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Collateralized Mortgage Obligations (15.6%) - continued
$1,600,104	0.362%, 5/25/2046[d]	$1,234,061
	Suntrust Alternative Loan Trust
1,879,427	5.750%, 12/25/2035	1,687,041
	Vericrest Opportunity Loan Transferee
1,425,236	3.625%, 3/25/2054[h]	1,433,482
1,192,997	3.625%, 4/25/2055[h]	1,199,777
	WaMu Mortgage Pass Through Certificates
1,157,847	2.049%, 11/25/2036	1,017,576
1,660,197	1.850%, 1/25/2037	1,460,484
200,000	2.376%, 8/25/2046	174,741
983,865	1.083%, 9/25/2046[d]	863,384
1,720,314	0.863%, 1/25/2047[d]	1,432,196
1,279,234	1.951%, 3/25/2047[d]	1,029,539
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,384,259	0.752%, 6/25/2035[d]	1,032,913
1,475,528	6.000%, 11/25/2035	1,293,941
1,194,817	0.873%, 2/25/2047[d]	820,403
	Wells Fargo Mortgage Backed Securities Trust
2,532,548	2.609%, 7/25/2036	2,394,058
523,325	0.852%, 5/25/2037[d]	455,051
1,082,275	6.000%, 7/25/2037	1,078,742
1,705,563	6.000%, 11/25/2037	1,717,975

	Total	99,265,434

Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	537,822
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,491,900
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,470,844

	Total	3,500,566

Communications Services (2.5%)
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	610,000
	American Tower Corporation
280,000	7.000%, 10/15/2017	325,851
	CBS Corporation
165,000	8.875%, 5/15/2019	213,906
	CC Holdings GS V, LLC
270,000	2.381%, 12/15/2017	274,955
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	639,000
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	651,000
	Cequel Communications Escrow 1, LLC
610,000	6.375%, 9/15/2020[f]	648,125
	Columbus International, Inc.
600,000	7.375%, 3/30/2021[f]	646,500
	Digicel, Ltd.
610,000	6.000%, 4/15/2021[f]	629,825
	DIRECTV Holdings, LLC
176,000	5.875%, 10/1/2019	204,707
	DISH DBS Corporation
160,000	6.750%, 6/1/2021	182,400
600,000	5.000%, 3/15/2023	611,250
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	958,900
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,232,000
	Nara Cable Funding, Ltd.
860,000	8.875%, 12/1/2018[f]	918,050
	Numericable Group SA
600,000	6.000%, 5/15/2022[f]	624,000
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	301,757
	Sprint Communications, Inc.
850,000	9.000%, 11/15/2018[f]	1,030,625
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	220,511
	Time Warner Cable, Inc.
408,000	5.000%, 2/1/2020	457,208
	Univision Communications, Inc.
250,000	6.875%, 5/15/2019[f]	266,875
610,000	7.875%, 11/1/2020[f]	671,000
	UPCB Finance V, Ltd.
860,000	7.250%, 11/15/2021[f]	946,000
	Verizon Communications, Inc.
108,000	3.650%, 9/14/2018	115,504
140,000	2.550%, 6/17/2019	142,024
	Wind Acquisition Finance SA
600,000	4.750%, 7/15/2020[c,f]	604,500
610,000	7.375%, 4/23/2021[f]	651,175
	Windstream Corporation
860,000	7.750%, 10/1/2021	939,550

	Total	15,717,198

Consumer Cyclical (1.7%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	624,000
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	898,875
	Chrysler Group, LLC
840,000	8.000%, 6/15/2019	912,450
	Delphi Corporation
216,000	6.125%, 5/15/2021	241,402
	Ford Motor Credit Company, LLC
157,000	3.000%, 6/12/2017	163,790
220,000	5.000%, 5/15/2018	244,739
	General Motors Company
152,000	6.250%, 10/2/2043[f]	174,420
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	872,900
	Hilton Worldwide Finance, LLC
860,000	5.625%, 10/15/2021[f]	913,750
	Jaguar Land Rover Automotive plc
250,000	4.125%, 12/15/2018[f]	257,500
710,000	5.625%, 2/1/2023[f]	754,375
	L Brands, Inc.
860,000	5.625%, 2/15/2022	930,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Consumer Cyclical (1.7%) - continued
	Lennar Corporation
$610,000	12.250%, 6/1/2017	$774,700
250,000	4.125%, 12/1/2018	255,313
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	103,321
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	214,240
	TRW Automotive, Inc.
136,000	7.250%, 3/15/2017[f]	154,700
	West Corporation
610,000	5.375%, 7/15/2022[c,f]	603,900
	WMG Acquisition Corporation
600,000	6.750%, 4/15/2022[f]	600,000
	Wynn Las Vegas, LLC
860,000	5.375%, 3/15/2022	895,475

	Total	10,590,800

Consumer Non-Cyclical (2.0%)
	Altria Group, Inc.
191,000	9.700%, 11/10/2018	250,273
	Anheuser-Busch InBev Worldwide, Inc.
220,000	7.750%, 1/15/2019	271,795
	Aviv Healthcare Properties, LP
600,000	6.000%, 10/15/2021	636,000
	Boston Scientific Corporation
204,000	2.650%, 10/1/2018	208,536
	CareFusion Corporation
70,000	1.450%, 5/15/2017	69,948
	ConAgra Foods, Inc.
275,000	2.100%, 3/15/2018	275,879
	Cott Beverages, Inc.
650,000	5.375%, 7/1/2022[f]	651,625
	CVS Caremark Corporation
106,000	2.250%, 12/5/2018	107,297
	DaVita HealthCare Partners, Inc.
1,210,000	5.125%, 7/15/2024	1,217,563
	Endo Finance LLC & Endo Finco, Inc.
250,000	7.000%, 7/15/2019[f]	267,188
610,000	7.000%, 12/15/2020[f]	652,700
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	165,058
	Hawk Acquisition Sub, Inc.
860,000	4.250%, 10/15/2020	865,375
	HCA, Inc.
600,000	3.750%, 3/15/2019	605,250
	Hospira, Inc.
870,000	5.200%, 8/12/2020	952,225
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[f]	514,500
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	608,475
	Lorillard Tobacco Company
204,000	8.125%, 6/23/2019	254,338
	Medco Health Solutions, Inc.
170,000	7.125%, 3/15/2018	200,808
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	136,931
	Ortho-Clinical Diagnostics, Inc.
600,000	6.625%, 5/15/2022[f]	595,500
	Pernod Ricard SA
110,000	5.750%, 4/7/2021[f]	126,450
	Perrigo Company, Ltd.
104,000	2.300%, 11/8/2018[f]	103,957
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	87,770
	Safeway, Inc.
315,000	3.400%, 12/1/2016	331,480
	Spectrum Brands Escrow Corporation
860,000	6.375%, 11/15/2020	924,500
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	694,500
	Thermo Fisher Scientific, Inc.
212,000	2.400%, 2/1/2019	214,157
	Valeant Pharmaceuticals International
250,000	6.875%, 12/1/2014[f]	261,563
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	675,575

	Total	12,927,216

Energy (1.9%)
	Buckeye Partners, LP
208,000	2.650%, 11/15/2018	211,469
	Calumet Specialty Products Partners, LP
600,000	6.500%, 4/15/2021[f]	612,000
	Chaparral Energy, Inc.
600,000	7.625%, 11/15/2022	648,000
	CNPC General Capital, Ltd.
205,000	2.750%, 4/19/2017[f]	210,321
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	925,575
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,374,469
	Energy Transfer Partners, LP
104,000	6.700%, 7/1/2018	121,772
	Energy XXI Gulf Coast, Inc.
600,000	7.500%, 12/15/2021	642,000
	EQT Corporation
105,000	5.150%, 3/1/2018	114,566
104,000	8.125%, 6/1/2019	130,126
	Hess Corporation
155,000	8.125%, 2/15/2019	194,984
	Linn Energy, LLC
860,000	6.250%, 11/1/2019[f]	900,850
	Lukoil International Finance BV
110,000	3.416%, 4/24/2018[f]	109,175
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	265,000
610,000	6.375%, 1/30/2023[f]	648,125
	Oasis Petroleum, Inc.
860,000	6.875%, 1/15/2023	937,400
	Offshore Group Investment, Ltd.
860,000	7.500%, 11/1/2019	909,450
	Petrobras Global Finance BV
245,000	2.000%, 5/20/2016	245,354
	Range Resources Corporation
860,000	5.000%, 8/15/2022	911,600
	Rosetta Resources, Inc.
600,000	5.875%, 6/1/2022	627,000
	Sabine Pass Liquefaction, LLC
600,000	5.750%, 5/15/2024[f]	625,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Energy (1.9%) - continued
	Suncor Energy, Inc.
$136,000	6.100%, 6/1/2018	$157,837
	Transocean, Inc.
205,000	6.000%, 3/15/2018	231,554
	Weatherford International, Ltd.
170,000	6.000%, 3/15/2018	193,431
104,000	9.625%, 3/1/2019	136,479
	Williams Companies, Inc.
152,000	3.700%, 1/15/2023	146,214

	Total	12,230,251

Financials (7.9%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	115,195
	ABN AMRO Bank NV
216,000	2.500%, 10/30/2018[f]	219,169
	Aegon NV
1,080,000	2.847%, 7/29/2049[d,i]	995,760
	AGI Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045[f]	1,584,000
	American Express Company
1,250,000	6.800%, 9/1/2066	1,375,000
	American International Group, Inc.
120,000	8.250%, 8/15/2018	149,089
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	167,670
	Banco do Brasil SA
1,860,000	9.000%, 12/31/2049[f,i]	1,834,425
	Bank of America Corporation
272,000	5.700%, 5/2/2017	301,844
237,000	5.650%, 5/1/2018	268,648
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	669,600
	Barclays Bank plc
150,000	5.140%, 10/14/2020	164,294
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	204,522
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,610,662
	BNP Paribas SA
1,250,000	5.186%, 6/29/2049[f,i]	1,273,437
	BPCE SA
625,000	5.150%, 7/21/2024[f]	659,816
	Citigroup, Inc.
258,000	5.500%, 2/15/2017	283,739
212,000	8.500%, 5/22/2019	270,976
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
975,000	11.000%, 12/29/2049[f,i]	1,309,123
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,i]	664,140
1,240,000	6.250%, 12/29/2049[f,i]	1,247,750
	CyrusOne, LP
860,000	6.375%, 11/15/2022	926,650
	DDR Corporation
136,000	9.625%, 3/15/2016	155,614
	Denali Borrower, LLC
860,000	5.625%, 10/15/2020[f]	911,600
	Discover Bank
68,000	8.700%, 11/18/2019	86,425
	Discover Financial Services
150,000	6.450%, 6/12/2017	170,629
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	919,959
900,000	5.100%, 12/31/2049[i]	864,675
	GE Capital Trust I
620,000	6.375%, 11/15/2067	689,750
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[i]	1,335,000
	Genworth Financial, Inc.
205,000	7.700%, 6/15/2020	252,640
	Goldman Sachs Group, Inc.
70,000	6.250%, 9/1/2017	79,692
68,000	2.375%, 1/22/2018	69,056
144,000	2.625%, 1/31/2019	145,957
205,000	7.500%, 2/15/2019	250,173
1,200,000	5.700%, 12/29/2049[i]	1,239,750
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	214,672
	HBOS plc
188,000	6.750%, 5/21/2018[f]	216,581
	HCP, Inc.
107,000	3.750%, 2/1/2019	114,017
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	203,470
	HSBC Finance Corporation
260,000	6.676%, 1/15/2021	310,934
	Icahn Enterprises, LP
600,000	6.000%, 8/1/2020	642,750
	ILFC E-Capital Trust II
1,800,000	6.250%, 12/21/2065[d,f]	1,800,000
	ING Bank NV
200,000	4.125%, 11/21/2023	205,750
	ING Capital Funding Trust III
1,420,000	3.834%, 12/29/2049[d,i]	1,420,000
	International Lease Finance Corporation
110,000	2.181%, 6/15/2016[d]	110,688
510,000	5.875%, 8/15/2022	557,175
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	73,776
156,000	3.875%, 1/15/2019	163,601
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	170,254
128,000	7.900%, 4/29/2049[i]	143,040
1,250,000	6.750%, 8/29/2049[i]	1,345,313
310,000	5.000%, 12/29/2049[i]	308,851
300,000	6.000%, 12/29/2049[i]	306,000
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[f]	1,489,312
42,000	5.000%, 6/1/2021[f]	46,199
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,132,600
	Lloyds Banking Group plc
1,310,000	5.920%, 9/29/2049[f,i]	1,323,100
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,766,835
	MetLife, Inc.
600,000	6.400%, 12/15/2036	670,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Financials (7.9%) - continued
	Morgan Stanley
$143,000	6.250%, 8/28/2017	$162,975
110,000	4.875%, 11/1/2022	118,076
450,000	5.450%, 12/29/2049[i]	458,208
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	169,683
	National City Corporation
136,000	6.875%, 5/15/2019	162,428
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	143,439
	Prologis, LP
177,000	6.625%, 5/15/2018	206,577
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	673,475
1,225,000	5.625%, 6/15/2043	1,310,358
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[f]	646,500
	RBS Capital Trust III
900,000	5.512%, 9/29/2049[i]	891,000
	Realty Income Corporation
131,000	2.000%, 1/31/2018	131,619
	Regions Bank
105,000	7.500%, 5/15/2018	124,972
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	191,096
	Royal Bank of Scotland Group plc
136,000	1.174%, 3/31/2017[d]	136,661
625,000	7.648%, 8/29/2049[i]	756,250
	SLM Corporation
170,000	6.250%, 1/25/2016	180,625
	Societe Generale SA
208,000	5.750%, 4/20/2016[f]	223,172
1,240,000	6.000%, 12/31/2049[f,i]	1,221,400
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[f,i]	1,444,500
	Voya Financial, Inc.
300,000	5.650%, 5/15/2053	305,250
204,000	2.900%, 2/15/2018	211,393
	Wells Fargo & Company
600,000	5.900%, 12/29/2049[i]	636,450
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[f]	1,673,357

	Total	50,381,311

Foreign Government (0.3%)
	Mexico Government International Bond
1,570,000	4.000%, 10/2/2023	1,650,070

	Total	1,650,070

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15-yr. Pass Through
4,100,000	3.500%, 8/1/2029[c]	4,334,469
	Federal National Mortgage Association Conventional 30-Yr. Pass Through

2,500,000	3.500%, 7/1/2044[c]	2,573,438
10,350,000	4.000%, 7/1/2044[c]	10,983,937
7,100,000	4.500%, 8/1/2044[c]	7,671,607

	Total	25,563,451

Technology (0.4%)
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	915,900
	First Data Corporation
860,000	7.375%, 6/15/2019[f]	923,425
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[f]	915,900

	Total	2,755,225

Transportation (0.1%)
	American Airlines Pass Through Trust
131,975	4.950%, 1/15/2023[f]	142,862
	Avis Budget Car Rental, LLC
145,000	5.125%, 6/1/2022[f]	145,181
	Delta Air Lines, Inc.
113,116	4.950%, 5/23/2019	122,165
93,266	4.750%, 5/7/2020	101,194
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	199,792
	United Air Lines, Inc.
155,436	10.400%, 11/1/2016	176,809

	Total	888,003

Utilities (1.8%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	642,787
	AES Corporation
610,000	7.375%, 7/1/2021	713,700
	Atlas Pipeline Partners, LP
860,000	4.750%, 11/15/2021	842,800
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	937,425
	Commonwealth Edison Company
136,000	6.950%, 7/15/2018	160,819
	DCP Midstream Operating, LP
216,000	2.500%, 12/1/2017	222,198
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	427,500
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[f,i]	1,897,442
	Enel Finance International NV
110,000	5.125%, 10/7/2019[f]	123,846
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,586,546
280,000	7.000%, 6/1/2067	296,800
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	161,950
	MidAmerican Energy Holdings Company
144,000	5.750%, 4/1/2018	164,801
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	660,325
	ONEOK Partners, LP
104,000	2.000%, 10/1/2017	105,419
110,000	3.200%, 9/15/2018	114,775

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (41.5%)	Value
Utilities (1.8%) - continued
	PPL Capital Funding, Inc.
$270,000	1.900%, 6/1/2018	$269,799
	Southern California Edison Company
1,600,000	6.250%, 8/1/2049 [i]	1,736,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	624,750

	Total	11,689,682

	Total Long-Term Fixed Income (cost $250,822,790)	265,000,004

Shares	Common Stock (34.3%)
Consumer Discretionary (4.0%)
12,150	Abercrombie & Fitch Company[j]	525,487
7,100	Bayerische Motoren Werke AG	899,071
21,000	Best Buy Company, Inc.	651,210
79,500	Carphone Warehouse Group plc	438,717
5,900	Coinstar, Inc.[k]	350,165
32,850	Comcast Corporation	1,763,388
6,100	Deckers Outdoor Corporation[k]	526,613
19,650	E.W. Scripps Company[k]	415,794
63,800	EDION Corporation	442,899
79,300	Ford Motor Company	1,367,132
5,800	G-III Apparel Group, Ltd.[k]	473,628
11,200	Hennes & Mauritz AB	488,990
120,600	Home Retail Group plc	364,399
37,500	Honda Motor Company, Ltd.[j]	1,308,554
10,850	Iconix Brand Group, Inc.[k]	465,899
212,600	ITV plc	647,885
25,100	JB Hi-Fi, Ltd.[j]	433,998
11,900	Kohl’s Corporation	626,892
14	Lear Corporation, Warrants, $0.01, expires 11/9/2014[k]	2,431
408,000	Li & Fung, Ltd.	604,330
20,350	Live Nation Entertainment, Inc.[k]	502,441
27,450	Lowe’s Companies, Inc.	1,317,325
167,000	Luk Fook Holdings International, Ltd.	489,714
8,850	Madison Square Garden Company[k]	552,683
37,800	Nautilus, Inc.[k]	419,202
47,600	Panasonic Corporation	577,010
7,000	Pandora AS	537,206
8,600	Renault SA	777,395
3,800	RTL Group SA	421,784
43,000	Sekisui House, Ltd.	590,067
240,400	Seven West Media, Ltd.	425,735
37,000	SHOWA Corporation	450,773
137,000	SJM Holdings, Ltd.	343,205
77,900	Sky Network Television, Ltd.	468,494
20,300	Societe Television Francaise 1	332,411
40,300	Sumitomo Forestry Company, Ltd.	492,049
21,100	Suzuki Motor Corporation	661,940
6,350	Tempur-Pedic International, Inc.[k]	379,095
18,050	Thomson Reuters Corporation	656,298
142,267	Trinity Mirror plc[k]	370,081
6,150	Viacom, Inc.	533,390
4,700	Volkswagen AG	1,231,008

	Total	25,326,788

Consumer Staples (2.0%)
35,350	Altria Group, Inc.	1,482,579
22,700	Asahi Group Holdings, Ltd.	712,846
33,000	Coca-Cola Company	1,397,880
14,900	Coca-Cola Enterprises, Inc.	711,922
19,500	CVS Caremark Corporation	1,469,715
13,600	ICA Gruppen AB	463,373
28,500	Imperial Tobacco Group plc	1,282,153
8,600	Interparfums SA	316,067
8,600	Interparfums SA Rights[d,k,l]	63,214
6,400	Kerry Group plc	478,226
6,200	Nestle SA	480,419
17,600	Pilgrim’s Pride Corporation[k]	481,536
25,700	Procter & Gamble Company	2,019,763
4,400	Wal-Mart Stores, Inc.	330,308
10,696	Wesfarmers, Ltd.	422,080
16,300	WhiteWave Foods Company[k]	527,631
169,000	Wilmar International, Ltd.	432,616

	Total	13,072,328

Energy (2.8%)
13,400	Apache Corporation	1,348,308
73,392	Bankers Petroleum, Ltd.[k]	469,082
215,681	BP plc	1,899,261
16,300	CAT Oil AG	417,781
52,000	Eni SPA	1,422,183
13,150	Ensco plc	730,745
28,200	ERG SPA	435,183
11,200	Exterran Holdings, Inc.	503,888
31,400	Exxon Mobil Corporation	3,161,352
27,250	Marathon Oil Corporation	1,087,820
26,900	Pioneer Energy Services Corporation[k]	471,826
378	Royal Dutch Shell plc, Class A	15,620
34,400	Royal Dutch Shell plc, Class B	1,495,020
19,750	RPC, Inc.	463,928
41,800	Showa Shell Sekiyu KK	475,141
6,850	SM Energy Company	576,085
17,050	Southwestern Energy Company[k]	775,604
17,600	Total SA	1,273,355
8,350	Whiting Petroleum Corporation[k]	670,087

	Total	17,692,269

Financials (10.2%)
10,850	Aflac, Inc.	675,412
97,600	American Capital Agency Corporation	2,284,816
300,000	Apollo Investment Corporation	2,583,000
183,600	Ares Capital Corporation	3,279,096
12,100	Australia & New Zealand Banking Group, Ltd.	380,479
134,600	Bank Leumi Le-Israel BMk	524,612
6,869	Bank of Nova Scotia	457,955
633,180	BlackRock Enhanced Equity Dividend Trust	5,312,380
36,000	Citigroup, Inc.	1,695,600
13,280	Coresite Realty Corporation	439,170
5,600	Daito Trust Construction Company, Ltd.	658,499
88,000	Daiwa Securities Group, Inc.	762,456
18,300	Discover Financial Services	1,134,234
5,150	Erie Indemnity Company	387,589
36,700	F.N.B. Corporation	470,494
39,000	Fifth Third Bancorp	832,650
26,200	First Financial Bancorp	450,902

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (34.3%)	Value
Financials (10.2%) - continued
54,950	First Niagara Financial Group, Inc.	$480,263
180,000	Golub Capital BDC, Inc.	3,186,000
11,450	Hancock Holding Company	404,414
41,400	Hang Seng Bank, Ltd.	676,041
12,350	Horace Mann Educators Corporation	386,184
150,388	HSBC Holdings plc	1,525,690
59,200	Huntington Bancshares, Inc.	564,768
360,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	4,550,400
21,600	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,489,832
21,600	iShares MSCI Emerging Markets Minimum Volatility ETF	1,298,376
248,600	Israel Discount Bank, Ltd.[k]	420,867
50,550	KeyCorp	724,381
10,950	Lazard, Ltd.	564,582
34,200	Maiden Holdings, Ltd.	413,478
34,200	Mediolanum SPA	263,371
39,900	National Australia Bank, Ltd.	1,233,262
15,150	Prudential Financial, Inc.	1,344,865
31,850	Radian Group, Inc.	471,698
34,850	Regions Financial Corporation	370,107
22,419	Royal Bank of Canada	1,602,663
140,000	Solar Capital, Ltd.	2,979,200
31,400	Sumitomo Mitsui Financial Group, Inc.	1,317,447
4,800	Swiss Re AG	426,803
30,379	Toronto-Dominion Bank[j]	1,563,862
359,100	Two Harbors Investment Corporation	3,763,368
30,850	U.S. Bancorp	1,336,422
54,000	Vanguard REIT ETF	4,041,360
11,450	W.R. Berkley Corporation	530,250
43,750	Wells Fargo & Company	2,299,500
4,400	Zurich Insurance Group AGk	1,325,220

	Total	64,884,018

Health Care (3.7%)
24,800	AbbVie, Inc.	1,399,712
6,500	Actelion, Ltd.	822,703
50,650	Affymetrix, Inc.[k]	451,292
6,534	Albany Molecular Research, Inc.[k]	131,464
8,850	AmerisourceBergen Corporation	643,041
4,900	Bayer AG	691,259
3,700	Biogen Idec, Inc.[k]	1,166,647
4,593	Boiron SA	399,427
62,900	Boston Scientific Corporation[k]	803,233
21,900	Bruker Corporation[k]	531,513
16,800	Capital Senior Living Corporation[k]	400,512
17,700	CSL, Ltd.	1,111,084
9,550	Eli Lilly and Company	593,723
83,800	Fisher & Paykel Healthcare Corporation, Ltd.	348,512
63,096	GlaxoSmithKline plc	1,679,935
17,800	Globus Medical, Inc.[k]	425,776
13,800	HCA Holdings, Inc.[k]	778,044
21,500	Healthways, Inc.[j,k]	377,110
11,000	ICON plc[k]	518,210
16,150	Johnson & Johnson	1,689,613
5,000	Lonza Group AG	543,743
3,150	McKesson Corporation	586,561
16,000	Medicines Company[k]	464,960
23,950	Merck & Company, Inc.	1,385,507
65,678	Pfizer, Inc.	1,949,323
15,600	PharMerica Corporation[k]	446,004
8,550	Quintiles Transnational Holdings, Inc.[k]	455,630
21,600	Recordati SPA	363,005
3,000	Roche Holding AG	893,871
2,000	Roche Holding AG	584,237
10,350	WellPoint, Inc.	1,113,764

	Total	23,749,415

Industrials (3.7%)
10,800	3M Company	1,546,992
16,500	AAR Corporation	454,740
17,800	Abertis Infraestructuras SA	409,512
10,950	Altra Industrial Motion Corporation	398,470
13,600	Caterpillar, Inc.	1,477,912
15,100	easyJet plc	352,624
26,500	Exelis, Inc.	449,970
87,900	General Electric Company	2,310,012
600	Georg Fischer AGk	429,442
105,000	Hanwa Company, Ltd.	454,794
72,000	Hutchison Whampoa, Ltd.	984,713
65,000	ITOCHU Corporation	834,456
15,100	KAR Auction Services, Inc.	481,237
49,000	Kinden Corporation	476,811
17,400	KONE Oyj	725,512
7,750	Lockheed Martin Corporation	1,245,657
31,500	Meritor, Inc.[k]	410,760
19,600	Nordex SEk	434,130
3,750	Northrop Grumman Corporation	448,612
9,500	Oshkosh Corporation	527,535
7,384	Osterreichische Post AG	366,773
10,800	Patrick Industries, Inc.[k]	503,172
19,750	Quad/Graphics, Inc.	441,808
9,729	Randstad Holding NV	527,401
10,700	Raytheon Company	987,075
38,700	Republic Airways Holdings, Inc.[k]	419,508
10,300	Safran SA	674,287
12,200	Siemens AG	1,610,817
32,100	Southwest Airlines Company	862,206
6,919	Stantec, Inc.	428,478
119,000	Toda Corporation	462,752
37,000	TOTO, Ltd.	498,983
8,800	Woodward, Inc.	441,584
20,800	WS Atkins plc	469,174

	Total	23,547,909

Information Technology (4.9%)
5,350	Accenture plc	432,494
11,550	Akamai Technologies, Inc.[k]	705,243
13,650	Ambarella, Inc.[j,k]	425,607
40,000	Apple, Inc.	3,717,200
21,250	AVG Technologies NVk	427,763
218,485	Blinkx plc[k]	236,857
18,950	Booz Allen Hamilton Holding Corporation	402,498
54,700	Brocade Communications Systems, Inc.	503,240
42,200	Calix, Inc.[k]	345,196
9,200	Cap Gemini SA	656,547
18,317	CGI Group, Inc.[k]	649,219
9,800	Check Point Software Technologies, Ltd.[j,k]	656,894

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (34.3%)	Value
Information Technology (4.9%) - continued
68,750	Cisco Systems, Inc.	$1,708,437
9,950	Computer Sciences Corporation	628,840
1,756	Constellation Software, Inc.	447,553
16,300	CoreLogic, Inc.[k]	494,868
51,400	Corning, Inc.	1,128,230
26,550	eBay, Inc.[k]	1,329,093
18,600	Electronic Arts, Inc.[k]	667,182
50,450	EMC Corporation	1,328,853
25,200	FUJIFILM Holdings NPV	703,347
12,250	GameStop Corporation[j]	495,758
27,900	Genpact, Ltd.[k]	489,087
41,300	Hewlett-Packard Company	1,390,984
34,000	Hitachi Kokusai Electric, Inc.	471,115
27,550	Juniper Networks, Inc.[k]	676,077
1,900	Keyence Corporation	830,847
10,700	Lexmark International, Inc.	515,312
13,800	ManTech International Corporation	407,376
35,950	Marvell Technology Group, Ltd.	515,164
9,899	Melexis NV	438,895
34,257	ModusLink Global Solutions, Inc.[j,k]	128,121
18,850	NetApp, Inc.	688,402
10,750	NXP Semiconductors NVk	711,435
11,322	Open Text Corporation	543,261
16,900	Oracle Corporation	684,957
19,500	Pegasystems, Inc.	411,840
34,600	Polycom, Inc.[k]	433,538
21,350	Sanmina Corporation[k]	486,353
13,500	SAP AG ADR	1,040,239
10,400	Seiko Epson Corporation	442,460
28,150	Texas Instruments, Inc.	1,345,288
15,200	Trend Micro, Inc.	500,868
5,000	Wincor Nixdorf AG	284,757

	Total	31,527,295

Materials (1.0%)
776,975	Arrium, Ltd.	584,460
26,350	Dow Chemical Company	1,355,971
36,600	James Hardie Industries plc	477,479
310,000	Kobe Steel, Ltd.	466,227
29,000	Nippon Paint Company, Ltd.	614,028
27,200	Rio Tinto plc	1,468,636
121,000	Sumitomo Osaka Cement Company, Ltd.	460,229
96,000	Tosoh Corporation	465,615
9,800	Voestalpine AG	467,197

	Total	6,359,842

Telecommunications Services (1.0%)
12,600	AT&T, Inc.	445,536
269,200	Bezeq Israel Telecommunication Corporation, Ltd.	503,832
131,200	BT Group plc	862,119
15,800	Nippon Telegraph & Telephone Corporation	984,780
73,400	QSC AG	315,251
309,000	Singapore Telecommunications, Ltd.	955,025

13,350	Verizon Communications, Inc.	653,216
389,100	Vodafone Group plc	1,300,474
98,200	Vonage Holdings Corporation[k]	368,250

	Total	6,388,483

Utilities (1.0%)
354,200	A2A SPA[j]	407,903
136,700	Electricidade de Portugal SA	685,907
15,200	Empire District Electric Company[j]	390,336
12,500	Endesa SA	483,335
25,800	Fortum Oyj[j]	692,781
21,300	Gas Natural SDG SAj	672,936
45,300	GDF Suez	1,248,086
105,700	Iberdrola SA	808,556
12,500	Otter Tail Corporation	378,625
27,400	Suez Environnement Company SA	524,167
17,800	Verbund AGj	344,764

	Total	6,637,396

	Total Common Stock (cost $205,809,446)	219,185,743

	Preferred Stock (3.8%)
Financials (3.8%)
25,000	Affiliated Managers Group, Inc., 5.250%	657,500
9,375	Agribank FCB, 6.875%[i]	996,094
63,000	Allstate Corporation, 5.100%	1,583,190
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,571,157
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,400,400
48,800	CHS, Inc., 7.100%[i]	1,325,408
61,780	Citigroup, Inc., 6.875%[i]	1,676,709
20,070	Cobank ACB, 6.250%[f,i]	2,079,128
24,000	Countrywide Capital V, 7.000%	624,000
30,000	DDR Corporation, 6.250%[i]	717,000
6,000	Farm Credit Bank of Texas, 6.750%[f,i]	627,938
29,400	Goldman Sachs Group, Inc., 5.500%[i]	720,300
72,000	HSBC USA, Inc., 6.500%[i]	1,832,328
375	M&T Bank Corporation, 6.375%[i]	389,883
44,100	Morgan Stanley, 7.125%[i]	1,229,067
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,112,130
18,000	Principal Financial Group, Inc., 5.563%[i]	1,824,750
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	378,750
52,000	U.S. Bancorp 6.500%[i]	1,469,520
24,000	Wells Fargo & Company, 5.850%[i]	622,560
1,200	Wells Fargo & Company, Convertible, 7.500%[i]	1,456,800

	Total	24,294,612

Utilities (<0.1%)
2,190	Southern California Edison Company, 4.920%[d,i]	224,338

	Total	224,338

	Total Preferred Stock (cost $23,723,324)	24,518,950

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (1.3%)	Value
8,120,695	Thrivent Cash Management Trust	$8,120,695

	Total Collateral Held for Securities Loaned (cost $8,120,695)	8,120,695

Shares or Principal Amount	Short-Term Investments (11.5%)[m]
	Federal Home Loan Bank Discount Notes
210,000	0.098%, 7/7/2014[n]	209,997
500,000	0.056%, 7/23/2014[n]	499,983
200,000	0.055%, 7/25/2014	199,993
100,000	0.065%, 7/28/2014[n]	99,995
1,000,000	0.083%, 7/30/2014[n]	999,933
100,000	0.057%, 8/1/2014[n]	99,995
	Federal National Mortgage Association Discount Notes
100,000	0.070%, 8/20/2014[n]	99,990
71,501,953	Thrivent Cash Management Trust 0.050%	71,501,953

	Total Short-Term Investments (at amortized cost)	73,711,839

	Total Investments (cost $647,539,890) 105.8%	$675,989,186

	Other Assets and Liabilities, Net (5.8%)	(36,835,639)

	Total Net Assets 100.0%	$639,153,547

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
e	All or a portion of the security is insured or guaranteed.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $54,474,210 or 8.5% of total net assets.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of June 30, 2014.

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	$1,188,421
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	1,419,066

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	All or a portion of the security is on loan.
k	Non-income producing security.
l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At June 30, 2014, $2,009,894 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$34,400,134
Gross unrealized depreciation	(6,037,319)

Net unrealized appreciation (depreciation)	$28,362,815

Cost for federal income tax purposes	$647,626,371

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,252,399	—	7,252,399	—
Capital Goods	3,517,898	—	3,517,898	—
Communications Services	27,677,586	—	27,677,586	—
Consumer Cyclical	16,711,442	—	16,711,442	—
Consumer Non-Cyclical	9,821,493	—	9,821,493	—
Energy	4,434,142	—	4,434,142	—
Financials	6,103,577	—	6,103,577	—
Technology	4,572,681	—	4,572,681	—
Transportation	2,788,875	—	2,788,875	—
Utilities	2,571,862	—	2,571,862	—
Long-Term Fixed Income
Asset-Backed Securities	7,528,926	—	7,528,926	—
Basic Materials	6,455,170	—	6,455,170	—
Capital Goods	3,856,701	—	3,856,701	—
Collateralized Mortgage Obligations	99,265,434	—	99,265,434	—
Commercial Mortgage-Backed Securities	3,500,566	—	3,500,566	—
Communications Services	15,717,198	—	15,717,198	—
Consumer Cyclical	10,590,800	—	10,590,800	—
Consumer Non-Cyclical	12,927,216	—	12,927,216	—
Energy	12,230,251	—	12,230,251	—
Financials	50,381,311	—	50,381,311	—
Foreign Government	1,650,070	—	1,650,070	—
Mortgage-Backed Securities	25,563,451	—	25,563,451	—
Technology	2,755,225	—	2,755,225	—
Transportation	888,003	—	888,003	—
Utilities	11,689,682	—	11,689,682	—
Common Stock
Consumer Discretionary	25,326,788	11,529,073	13,797,715	—
Consumer Staples	13,072,328	8,421,334	4,587,780	63,214
Energy	17,692,269	9,789,643	7,902,626	—
Financials	64,884,018	51,744,791	13,139,227	—
Health Care	23,749,415	16,311,639	7,437,776	—
Industrials	23,547,909	13,407,250	10,140,659	—
Information Technology	31,527,295	24,281,330	7,245,965	—
Materials	6,359,842	1,355,971	5,003,871	—
Telecommunications Services	6,388,483	1,467,002	4,921,481	—
Utilities	6,637,396	768,961	5,868,435	—
Preferred Stock
Financials	24,294,612	21,587,546	2,707,066	—
Utilities	224,338	—	224,338	—
Collateral Held for Securities Loaned	8,120,695	8,120,695	—	—
Short-Term Investments	73,711,839	71,501,953	2,209,886	—

Total	$675,989,186	$240,287,188	$435,638,784	$63,214

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	101,363	101,363	—	—

Total Asset Derivatives	$101,363	$101,363	$—	$—

Liability Derivatives
Futures Contracts	283,300	283,300	—	—

Total Liability Derivatives	$283,300	$283,300	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Mini MSCI EAFE Index Futures	68	September 2014	$6,657,849	$6,694,260	$36,411
Russell 2000 Index Mini-Futures	(106)	September 2014	(12,381,628)	(12,617,180)	(235,552)
S&P 500 Index Mini-Futures	56	September 2014	5,401,768	5,466,720	64,952
Ultra Long Term U.S. Treasury Bond Futures	48	September 2014	7,244,748	7,197,000	(47,748)
Total Futures Contracts					($181,937)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$101,363
Total Equity Contracts		101,363

Total Asset Derivatives		$101,363

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	47,748
Total Interest Rate Contracts		47,748
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	235,552
Total Equity Contracts		235,552

Total Liability Derivatives		$283,300

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,379,226
Total Equity Contracts		1,379,226
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	422,948
Total Interest Rate Contracts		422,948
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	3,325
Total Credit Contracts		3,325

Total		$1,805,499

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(290,373)
Total Interest Rate Contracts		(290,373)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(327,964)
Total Equity Contracts		(327,964)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(8,860)
Total Credit Contracts		(8,860)

Total		($627,197)

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$14,065,307	2.3%	N/A
Interest Rate Contracts	24,589,743	4.1	N/A
Credit Contracts	N/A	N/A	7,133

*	Notional amount represents long or short, or both, derivative positions held by the fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$5,220,211	$42,660,769	$39,760,285	8,120,695	$8,120,695	$42,102
Cash Management Trust-Short Term Investment	52,295,269	163,389,283	144,182,599	71,501,953	71,501,953	15,457
Total Value and Income Earned	57,515,480				79,622,648	57,559

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.6%)	Value
Coal & Consumable Fuels (1.7%)
140,900	Alpha Natural Resources, Inc.[a,b]	$522,739
91,200	Peabody Energy Corporation[a]	1,491,120

	Total	2,013,859

Consumer Staples (9.9%)
91,350	Archer-Daniels-Midland Company	4,029,449
41,750	Bunge, Ltd.	3,157,970
57,050	Ingredion, Inc.	4,281,032

	Total	11,468,451

Financials (19.5%)
18,223	Boston Properties, Inc.	2,153,594
13,700	Camden Property Trust	974,755
41,700	DDR Corporation	735,171
33,395	Equity Residential	2,103,885
20,187	Health Care REIT, Inc.	1,265,119
27,900	Host Hotels & Resorts, Inc.	614,079
56,100	Kimco Realty Corporation	1,289,178
11,300	Macerich Company	754,275
30,500	Prologis, Inc.	1,253,245
6,910	Public Storage, Inc.	1,184,028
20,300	RLJ Lodging Trust	586,467
19,626	Simon Property Group, Inc.	3,263,412
29,800	SPDR Gold Trust[b]	3,815,592
21,400	Tanger Factory Outlet Centers, Inc.	748,358
16,947	Vornado Realty Trust	1,808,753
9,813	Washington Prime Group, Inc.[b]	183,896

	Total	22,733,807

Integrated Oil & Gas (11.4%)
40,600	Chevron Corporation	5,300,330
29,350	Occidental Petroleum Corporation	3,012,191
99,600	Petroleo Brasileiro SA ADR[a]	1,457,148
48,600	Total SA ADR[a]	3,508,920

	Total	13,278,589

Materials (3.9%)
41,300	Cliffs Natural Resources, Inc.[a]	621,565
37,300	Mosaic Company	1,844,485
20,407	Southern Copper Corporation	619,760
52,400	Teck Resources, Ltd.[a]	1,196,292
38,100	Walter Energy, Inc.[a]	207,645

	Total	4,489,747

Oil & Gas Equipment & Services (25.4%)
60,450	Cameron International Corporation[b]	4,093,069
41,900	Dril-Quip, Inc.[b]	4,577,156
750	Frank’s International NV	18,450
67,700	National Oilwell Varco, Inc.	5,575,095
85,300	Schlumberger, Ltd.	10,061,135
229,000	Weatherford International, Ltd.[b]	5,267,000

	Total	29,591,905

Oil & Gas Exploration & Production (26.3%)
127,200	Cobalt International Energy, Inc.[b]	2,334,120
23,800	Concho Resources, Inc.[b]	3,439,100
43,700	EOG Resources, Inc.	5,106,782
42,700	EQT Corporation	4,564,630
88,300	Marathon Oil Corporation	3,524,936
114,700	Oasis Petroleum, Inc.[b]	6,410,583
39,000	SM Energy Company	3,279,900
44,500	Southwestern Energy Company[b]	2,024,305

	Total	30,684,356

Trading Companies & Distributors (0.5%)
16,925	NOW, Inc.[b]	612,854

	Total	612,854

	Total Common Stock (cost $93,351,468)	114,873,568

	Collateral Held for Securities Loaned (7.9%)
9,235,875	Thrivent Cash Management Trust	9,235,875

	Total Collateral Held for Securities Loaned (cost $9,235,875)	9,235,875

Shares or Principal Amount	Short-Term Investments (1.4%)[c]
1,580,100	Thrivent Cash Management Trust 0.050%	1,580,100

	Total Short-Term Investments (at amortized cost)	1,580,100

	Total Investments (cost $104,167,443) 107.9%	$125,689,543

	Other Assets and Liabilities, Net (7.9%)	(9,182,811)

	Total Net Assets 100.0%	$116,506,732

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,850,323
Gross unrealized depreciation	(12,385,300)

Net unrealized appreciation (depreciation)	$21,465,023

Cost for federal income tax purposes	$104,224,520

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Fund

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	2,013,859	2,013,859	—	—
Consumer Staples	11,468,451	11,468,451	—	—
Financials	22,733,807	22,733,807	—	—
Integrated Oil & Gas	13,278,589	13,278,589	—	—
Materials	4,489,747	4,489,747	—	—
Oil & Gas Equipment & Services	29,591,905	29,591,905	—	—
Oil & Gas Exploration & Production	30,684,356	30,684,356	—	—
Trading Companies & Distributors	612,854	612,854	—	—
Collateral Held for Securities Loaned	9,235,875	9,235,875	—	—
Short-Term Investments	1,580,100	1,580,100	—	—

Total	$125,689,543	$125,689,543	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$5,291,600	$29,183,400	$25,239,125	9,235,875	$9,235,875	$28,637
Cash Management Trust-Short Term Investment	4,661,263	1,718,863	4,800,026	1,580,100	1,580,100	356
Total Value and Income Earned	9,952,863				10,815,975	28,993

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Assets and Liabilities

As of June 30, 2014 (unaudited)	Growth and Income Plus Fund		Diversified Income Plus Fund		Natural Resources Fund
Assets
Investments at cost	$61,785,452		$647,539,890		$104,167,443
Investments in securities at value	57,402,767		596,366,538		114,873,568
Investments in affiliates at value	7,244,887		79,622,648		10,815,975
Investments at Value	64,647,654		675,989,186		125,689,543
Cash	—		4,683	(b)	—
Dividends and interest receivable	171,829		3,084,870		156,134
Prepaid expenses	16,006		22,135		21,937
Receivable for investments sold	596,391		12,009,593		—
Receivable for fund shares sold	20,412		506,819		17,206
Receivable for variation margin	4,440		37,665		—
Total Assets	65,456,732		691,654,951		125,884,820
Liabilities
Distributions payable	18,769		171,293		—
Accrued expenses	39,201		114,496		35,483
Other liabilities	295	(a)	—		—
Payable for investments purchased	3,020,229		43,211,313		—
Payable upon return of collateral for securities loaned	—		8,120,695		9,235,875
Payable for fund shares redeemed	7,935		301,727		18,924
Payable for variation margin	250		87,980		—
Payable to affiliate	41,992		450,468		87,806
Mortgage dollar roll deferred revenue	2,673		43,432		—
Total Liabilities	3,131,344		52,501,404		9,378,088
Net Assets
Capital stock (beneficial interest)	57,012,382		596,313,540		105,504,419
Accumulated undistributed net investment income/(loss)	(17,829)		518,580		328,514
Accumulated undistributed net realized gain/(loss)	2,437,347		14,051,286		(10,848,251)
Net unrealized appreciation/(depreciation) on:
Investments	2,862,202		28,449,296		21,522,100
Futures contracts	30,718		(181,937)		—
Foreign currency transactions	568		2,782		(50)
Total Net Assets	$62,325,388		$639,153,547		$116,506,732
Class A Share Capital	$59,999,029		$520,685,468		$18,493,194
Shares of beneficial interest outstanding (Class A)	5,662,336		70,099,543		1,641,741
Net asset value per share	$10.60		$7.43		$11.26
Maximum public offering price	$10.60		$7.43		$11.26
Institutional Class Share Capital	$2,326,359		$118,468,079		$98,013,538
Shares of beneficial interest outstanding (Institutional Class)	219,269		16,073,440		8,685,232
Net asset value per share	$10.61		$7.37		$11.29

(b)	Includes foreign currency holdings of $3,347 (cost $3,307).
(a)	Includes foreign currency holdings of ($239) (cost ($238)).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations

For the six months ended June 30, 2014 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund	Natural Resources Fund
Investment Income
Dividends	$668,886	$4,575,151	$872,051
Taxable interest	259,346	7,975,881	6
Income from mortgage dollar rolls	21,885	379,649	—
Income from securities loaned	—	42,102	28,637
Income from affiliated investments	1,484	15,457	356
Foreign tax withholding	(29,121)	(132,070)	(21,892)
Total Investment Income	922,480	12,856,170	879,158
Expenses
Adviser fees	182,025	1,633,728	420,309
Administrative service fees	40,181	89,953	44,720
Audit and legal fees	12,338	14,552	12,819
Custody fees	28,763	47,784	2,205
Distribution expenses Class A	67,414	603,880	20,551
Insurance expenses	2,228	3,394	2,331
Printing and postage expenses Class A	8,022	61,964	7,681
Printing and postage expenses Institutional Class	216	5,813	205
SEC and state registration expenses	14,136	42,922	12,476
Transfer agent fees Class A	31,395	195,598	42,530
Transfer agent fees Institutional Class	674	28,495	201
Trustees’ fees	3,339	12,843	3,655
Other expenses	17,240	20,755	5,211
Total Expenses Before Reimbursement	407,971	2,761,681	574,894
Less:
Reimbursement from adviser	(89,561)	—	(42,721)
Total Net Expenses	318,410	2,761,681	532,173
Net Investment Income/(Loss)	604,070	10,094,489	346,985
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	2,225,961	12,592,143	1,432,234
Futures contracts	259,735	1,802,174	—
Foreign currency and forward contract transactions	(5,930)	(26,805)	—
Swap agreements	—	3,325	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(1,161,260)	1,221,252	11,906,128
Futures contracts	(6,495)	(618,337)	—
Foreign currency transactions	568	2,782	4
Swap agreements	—	(8,860)	—
Net Realized and Unrealized Gains/(Losses)	1,312,579	14,967,674	13,338,366
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,916,649	$25,062,163	$13,685,351

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Growth and Income Plus Fund		Diversified Income Plus Fund
For the periods ended	6/30/2014 (unaudited)	12/31/2013	6/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$604,070	$1,112,319	$10,094,489	$15,901,086
Net realized gains/(losses)	2,479,766	10,048,155	14,370,837	14,666,245
Change in net unrealized appreciation/(depreciation)	(1,167,187)	1,151,908	596,837	13,404,202
Net Change in Net Assets Resulting From Operations	1,916,649	12,312,382	25,062,163	43,971,533
Distributions to Shareholders
From net investment income Class A	(589,581)	(670,542)	(7,864,594)	(12,832,895)
From net investment income Institutional Class	(25,999)	(437,400)	(2,001,476)	(3,288,301)

Total From Net Investment Income	(615,580)	(1,107,942)	(9,866,070)	(16,121,196)

From net realized gains Class A	—	(4,500,101)	—	(1,969,970)
From net realized gains Institutional Class	—	(210,357)	—	(464,187)

Total From Net Realized Gains	—	(4,710,458)	—	(2,434,157)

Total Distributions to Shareholders	(615,580)	(5,818,400)	(9,866,070)	(18,555,353)
Capital Stock Transactions
Class A
Sold	12,776,933	26,107,853	73,160,528	183,195,143
Distributions reinvested	554,403	4,903,364	6,846,375	12,815,201
Redeemed	(4,417,414)	(8,377,483)	(30,774,707)	(48,766,325)

Total Class A Capital Stock Transactions	8,913,922	22,633,734	49,232,196	147,244,019

Institutional Class
Sold	567,293	439,809	26,018,325	68,700,486
Distributions reinvested	23,177	640,661	1,970,478	3,705,854
Redeemed	(611,168)	(2,309,705)	(19,820,945)	(23,395,235)
In-kind redemptions	—	(36,694,752)	—	—

Total Institutional Class Capital Stock Transactions	(20,698)	(37,923,987)	8,167,858	49,011,105

Capital Stock Transactions	8,893,224	(15,290,253)	57,400,054	196,255,124
Net Increase/(Decrease) in Net Assets	10,194,293	(8,796,271)	72,596,147	221,671,304
Net Assets, Beginning of Period	52,131,095	60,927,366	566,557,400	344,886,096
Net Assets, End of Period	$62,325,388	$52,131,095	$639,153,547	$566,557,400
Accumulated Undistributed Net Investment Income/(Loss)	$(17,829)	$49,084	$518,580	$724,056
Capital Stock Share Transactions
Class A shares
Sold	1,236,326	2,424,516	10,026,335	25,783,352
Distributions reinvested	52,955	472,405	936,160	1,798,667
Redeemed	(425,859)	(768,818)	(4,217,951)	(6,861,853)

Total Class A shares	863,422	2,128,103	6,744,544	20,720,166

Institutional Class shares
Sold	54,447	41,140	3,596,533	9,737,266
Distributions reinvested	2,211	61,321	271,669	524,096
Redeemed	(59,348)	(217,765)	(2,741,062)	(3,311,239)
In-kind redemptions	—	(3,341,963)	—	—

Total Institutional Class shares	(2,690)	(3,457,267)	1,127,140	6,950,123

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Natural Resources Fund
For the periods ended	6/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$346,985	$499,344
Net realized gains/(losses)	1,432,234	4,532,728
Change in net unrealized appreciation/(depreciation)	11,906,132	4,128,220
Net Change in Net Assets Resulting From Operations	13,685,351	9,160,292
Distributions to Shareholders
From net investment income Class A	—	(31,840)
From net investment income Institutional Class	—	(453,034)

Total From Net Investment Income	—	(484,874)

From return of capital Class A	—	(32,514)
From return of capital Institutional Class	—	(177,408)

Total From Return of Capital	—	(209,922)

Total Distributions to Shareholders	—	(694,796)
Capital Stock Transactions
Class A
Sold	1,934,259	3,144,273
Distributions reinvested	(7)	63,177
Redeemed	(1,373,582)	(3,620,443)

Total Class A Capital Stock Transactions	560,670	(412,993)

Institutional Class
Sold	29,917	106,541
Distributions reinvested	—	627,542
Redeemed	(151,391)	(366,481)

Total Institutional Class Capital Stock Transactions	(121,474)	367,602

Capital Stock Transactions	439,196	(45,391)
Net Increase/(Decrease) in Net Assets	14,124,547	8,420,105
Net Assets, Beginning of Period	102,382,185	93,962,080
Net Assets, End of Period	$116,506,732	$102,382,185
Accumulated Undistributed Net Investment Income/(Loss)	$328,514	$(18,471)
Capital Stock Share Transactions
Class A shares
Sold	188,021	328,157
Distributions reinvested	(1)	6,375
Redeemed	(133,823)	(376,063)

Total Class A shares	54,197	(41,531)

Institutional Class shares
Sold	2,983	11,352
Distributions reinvested	—	63,324
Redeemed	(14,880)	(37,794)

Total Institutional Class shares	(11,897)	36,882

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, twelve equity funds, four hybrid funds, five fixed-income funds, and one money market fund. Each Fund, except the allocation Funds and Thrivent Natural Resources Fund, is diversified.

This shareholder report includes Thrivent Growth and Income Plus Fund, Thrivent Diversified Income Plus Fund and Thrivent Natural Resources Fund, which are the three of the Trust’s twenty-six Funds that have a fiscal year-end of December 31. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

(A) Share Classes – As of June 30, 2014, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a reduced or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options are valued at the last quoted sales price. Futures contracts are valued at the settle price on the exchange on which they trade. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies and procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of June 30, 2014, the following Funds held these types of Level 3 securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Growth and Income Plus	1	0.02%
Diversified Income Plus	1	0.01%

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed forward contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 30, 2014, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2010 through 2013. Additionally, as of June 30, 2014, the tax year ended December 31, 2009 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 30, 2014, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(G) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Natural Resources Fund and Growth and Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(H) Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged*	Net Amount
Growth and Income Plus
Futures Contracts	4,440	—	4,440	250	—	—	4,190	**
Diversified Income Plus
Futures Contracts	37,665	—	37,665	37,665	—	—	—
Securities Lending	8,120,695	—	8,120,695	—	8,120,695	—	—
Natural Resources
Securities Lending	9,235,875	—	9,235,875	—	9,235,875	—	—

*	Excess of collateral received from the counterparty may not be shown for financial reporting purposes.
**	Net Amount represents the net amount receivable from the counterparty in the event of the default.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged*	Net Amount
Growth and Income Plus
Futures Contracts	250	—	250	250	—	—	—
Diversified Income Plus
Futures Contracts	87,980	—	87,980	37,665	—	50,315	—

*	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.

(I) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to post or receive margin - depending on market movements—on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(J) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of June 30, 2014, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$7,885,574
Natural Resources	9,005,279

(K) When-Issued and Delayed Delivery Transactions – Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(L) Treasury Inflation Protected Securities – Each Fund may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(M) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2014, none of the Funds engaged in these types of investments.

(N) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(O) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(P) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(Q) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(R) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(S) Litigation – Awards from class action litigation are recorded as realized gains on the payment date.

(T) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(U) In-kind Redemptions – During the year ended December 31, 2013, the Thrivent Asset Allocation Funds, as the shareholders of underlying funds of Thrivent Mutual Funds, (the “underlying funds”), redeemed their shares in-kind (“in-kind redemption”). The underlying funds distributed fund securities rather than cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying funds recognize gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying funds as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying funds. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Fund	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/(Loss)
Aggressive Allocation Fund	Growth and Income Plus	475,273	8/6/2013	$5,218,501	$628,200
Moderately Aggressive Allocation Fund	Growth and Income Plus	1,204,539	8/6/2013	$13,225,838	$1,625,645
Moderate Allocation Fund	Growth and Income Plus	1,176,442	8/6/2013	$12,917,331	$1,561,715
Moderately Conservative Allocation Fund	Growth and Income Plus	485,709	8/6/2013	$5,333,082	$647,224

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%
Natural Resources	0.800%	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%

(B) Expense Reimbursements – As of June 30, 2014, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Growth and Income Plus	1.15%	0.80%	2/28/2015
Diversified Income Plus	1.00%	N/A	2/28/2015
Natural Resources	1.30%	N/A	2/28/2015

The Funds covered in this shareholder report may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 30, 2014, none of the Funds covered in this shareholder report invested in High Yield Fund. During the six months ended June 30, 2014, none of the Funds covered in this shareholder report invested in Money Market Fund. During the six months ended June 30, 2014, all Funds covered in this shareholder report invested in Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee which is charged to the Fund for its investment in High Yield Fund or Money Market Fund.

(C) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% of average net assets.

(D) Sales Charges and Other Fees – For the six months ended June 30, 2014, Thrivent Investment Mgt. received $963,208 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended June 30, 2014, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $174,853 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services, Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended June 30, 2014, Thrivent Investor Services received $303,218 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $8,004 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2014. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

(E) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2014, the tax-basis balance has not yet been determined.

At December 31, 2013, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Natural Resources	$3,770,133	2016
	7,987,053	2017

	$11,757,186

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending December 31, 2012 and later, are subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At December 31, 2013, the following Fund had accumulated net realized capital loss carryovers subject to the Act, as follows:

Fund	Capital Loss Carryover	Tax Character
Natural Resources	$466,222	Short-term

	$466,222

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2014, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$56,949	$51,797
Diversified Income Plus	373,432	328,897
Natural Resources	6,585	2,616

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$8,811	$8,283
Diversified Income Plus	171,762	163,802

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2014, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Growth and Income Plus	3	0.46%
Diversified Income Plus	2	0.41%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – The Funds may invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2014

(unaudited)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of June 30, 2014, no related parties held shares in excess of 5% of the Funds covered in this shareholder report.

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

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Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
_	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GROWTH AND INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2014 (unaudited)	$10.38	$0.11	$0.22	$0.33	$(0.11)	$—
Year Ended 12/31/2013	9.59	0.18	1.83	2.01	(0.19)	(1.03)
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—
Year Ended 12/31/2011	9.08	0.13	(0.38)	(0.25)	(0.13)	—
Year Ended 12/31/2010	7.98	0.13	1.12	1.25	(0.15)	—
Year Ended 12/31/2009	7.03	0.13	0.95	1.08	(0.13)	—
Institutional Class Shares
Period Ended 6/30/2014 (unaudited)	10.39	0.13	0.22	0.35	(0.13)	—
Year Ended 12/31/2013	9.60	0.44	1.61	2.05	(0.23)	(1.03)
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—
Year Ended 12/31/2011	9.08	0.16	(0.37)	(0.21)	(0.16)	—
Year Ended 12/31/2010	7.98	0.17	1.11	1.28	(0.18)	—
Year Ended 12/31/2009	7.04	0.16	0.94	1.10	(0.16)	—

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2014 (unaudited)	7.25	0.12	0.18	0.30	(0.12)	—
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	—
Year Ended 12/31/2011	6.39	0.27	(0.15)	0.12	(0.29)	—
Year Ended 12/31/2010	5.83	0.33	0.54	0.87	(0.31)	—
Year Ended 12/31/2009	4.68	0.32	1.11	1.43	(0.28)	—
Institutional Class Shares
Period Ended 6/30/2014 (unaudited)	7.19	0.13	0.18	0.31	(0.13)	—
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	—
Year Ended 12/31/2011	6.36	0.29	(0.15)	0.14	(0.31)	—
Year Ended 12/31/2010	5.81	0.36	0.52	0.88	(0.33)	—
Year Ended 12/31/2009	4.67	0.35	1.09	1.44	(0.30)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ (0.11)	$10.60	3.18%	$60.0	1.15%	2.15%	1.47%	1.83%	116%
(1.22)	10.38	21.08%	49.8	1.15%	1.69%	1.50%	1.34%	162%
(0.20)	9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%
(0.13)	8.70	(2.79)%	21.0	1.15%	1.47%	1.47%	1.15%	193%
(0.15)	9.08	15.83%	11.7	1.16%	1.90%	1.76%	1.29%	360%
(0.13)	7.98	15.74%	4.1	1.15%	1.92%	1.93%	1.14%	414%

(0.13)	10.61	3.35%	2.3	0.80%	2.44%	1.16%	2.08%	116%
(1.26)	10.39	21.56%	2.3	0.80%	2.02%	0.92%	1.90%	162%
(0.23)	9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%
(0.16)	8.71	(2.35)%	30.6	0.80%	1.80%	0.94%	1.66%	193%
(0.18)	9.08	16.23%	29.9	0.81%	2.09%	1.19%	1.70%	360%
(0.16)	7.98	15.97%	24.7	0.80%	2.28%	1.35%	1.73%	414%

(0.12)	7.43	4.13%	520.7	0.98%	3.34%	0.98%	3.34%	88%
(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%
(0.26)	6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%
(0.29)	6.22	1.78%	200.5	0.97%	4.29%	1.06%	4.20%	126%
(0.31)	6.39	15.24%	171.5	1.12%	5.62%	1.12%	5.61%	112%
(0.28)	5.83	31.50%	135.2	1.18%	6.32%	1.20%	6.30%	94%

(0.13)	7.37	4.34%	118.5	0.69%	3.64%	0.69%	3.64%	88%
(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%
(0.29)	6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%
(0.31)	6.19	2.18%	17.4	0.74%	4.53%	0.74%	4.52%	126%
(0.33)	6.36	15.57%	7.7	0.76%	5.92%	0.77%	5.92%	112%
(0.30)	5.81	31.97%	6.7	0.76%	6.71%	0.79%	6.69%	94%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis if less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
NATURAL RESOURCES FUND(b)
Class A Shares
Period Ended 6/30/2014 (unaudited)	$9.95	$0.02	$1.29	$1.31	$—	$—	$—
Year Ended 12/31/2013	9.13	0.02	0.84	0.86	(0.02)	—	(0.02)
Year Ended 12/31/2012	9.57	0.04	(0.43)	(0.39)	(0.04)	—	(0.01)
Year Ended 12/31/2011	9.66	0.08	0.01	0.09	(0.09)	—	(0.09)
Year Ended 12/31/2010	7.79	0.11	1.98	2.09	(0.18)	—	(0.04)
Year Ended 12/31/2009	6.36	0.19	1.50	1.69	(0.18)	—	(0.08)
Institutional Class Shares
Period Ended 6/30/2014 (unaudited)	9.96	0.04	1.29	1.33	—	—	—
Year Ended 12/31/2013	9.13	0.05	0.85	0.90	(0.05)	—	(0.02)
Year Ended 12/31/2012	9.57	0.07	(0.43)	(0.36)	(0.07)	—	(0.01)
Year Ended 12/31/2011	9.66	0.12	—	0.12	(0.12)	—	(0.09)
Year Ended 12/31/2010	7.80	0.13	1.98	2.11	(0.21)	—	(0.04)
Year Ended 12/31/2009	6.34	0.20	1.53	1.73	(0.19)	—	(0.08)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Prior to October 10, 2011, Fund was the “Real Estate Securities Fund” and invested at least 80% of its net assets in issuers primarily engaged in the U.S. real estate industry.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$11.26	13.17%	$18.5	1.30%	0.38%	1.82%	(0.14)%	2%
(0.04)	9.95	9.43%	15.8	1.30%	0.22%	1.81%	(0.28)%	36%
(0.05)	9.13	(4.05)%	14.9	1.30%	0.46%	1.77%	(0.01)%	30%
(0.18)	9.57	0.85%	15.4	1.30%	0.77%	1.70%	0.37%	92%
(0.22)	9.66	27.15%	14.8	1.29%	1.17%	1.81%	0.66%	18%
(0.26)	7.79	28.55%	10.8	1.25%	3.09%	2.23%	2.11%	20%

—	11.29	13.35%	98.0	0.96%	0.71%	0.96%	0.71%	2%
(0.07)	9.96	9.89%	86.6	0.97%	0.56%	0.97%	0.56%	36%
(0.08)	9.13	(3.71)%	79.1	0.97%	0.78%	0.97%	0.78%	30%
(0.21)	9.57	1.21%	96.8	0.94%	1.15%	0.94%	1.15%	92%
(0.25)	9.66	27.38%	95.4	0.97%	1.47%	0.97%	1.47%	18%
(0.27)	7.80	28.97%	80.2	1.03%	3.24%	1.04%	3.23%	20%

(c)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis if less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

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FIRST-CLASS MAIL PERMIT NO. 184 APPLETON, WI

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ATTN: CHOOSE PAPERLESS DELIVERY
THRIVENT FINANCIAL
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APPLETON WI 54913-9847

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THRIVENT | INVESTMENT MANAGEMENT

625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

Choose Paperless Delivery

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- **Prospectus**
- **Annual and semiannual reports**
- **Annual privacy notices**

Please note: Electronic delivery is currently not available for business accounts, trust accounts and minor accounts.

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I understand and agree to the following:

- I will receive electronic delivery of the documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email address I provide, and I will continue to receive other privacy notices including copies of the Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
- I will update Thrivent Financial if my email address changes.
- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from adobe.com.)
- This consent can be used for Thrivent Financial products that I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each investor requesting eDelivery must complete.

Investor 1: ______________________ (Please print first and last name)   Investor 2: ______________________ (Please print first and last name)

Email: ______________________   Email: ______________________

Signature: ______________________   Signature: ______________________

Address (if different than above): ______________________

City: ______________ State: ______________ ZIP: ______________

Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

24042SAR R8-14

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a) The applicable Schedules of Investments are included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2014	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 28, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer